UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 06/30/2010

Item 1 – Report to Stockholders

Annual Report

JUNE 30, 2010

BlackRock EuroFund

BlackRock Focus Value Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock International Value Fund

OF BLACKROCK INTERNATIONAL VALUE TRUST

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 ANNUAL REPORT

JUNE 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the past several months have seen high levels of mar-

ket volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe and mixed economic data that have raised concerns over the possibility that some economies could slide back into recession. Despite the uneven nature of recent market conditions, we continue to believe that the

“Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode for most regions of the world. Regarding the US economy, we believe it is unlikely that the United States will experience a “double dip”

recession, although we acknowledge that subpar growth is likely to persist for some time.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. Volatility levels, however, have remained elevated — primarily as a result of uneven economic data and lingering deflation issues (especially in Europe). As the period drew to a close, equity markets had endured a signifi-

cant correction that drove stock prices into negative territory on a year-to-date basis in almost every market. Over a 12-month basis, however, global equi-

ties posted positive returns thanks to improving corporate revenues and profits and a reasonably strong macro backdrop. From a geographic perspective,

US equities have significantly outpaced their international counterparts over the past six and twelve months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down. Within the United States, smaller cap stocks have noticeably outper-

formed large caps.

In fixed income markets, yields have been moving unevenly over the past six and twelve months as improving economic conditions have been acting to push Treasury yields higher (and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close, however, Treasury yields fell sharply as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. As a result, US

Treasuries became one of the world’s best-performing asset classes on a six-month basis. High yield bonds have also continued to perform well, thanks in large part to ongoing high levels of investor demand. Meanwhile, municipal bonds performed in line with their taxable counterparts on a 12-month basis,

but slightly underperformed over the last six months as investors rotated to the relative safety of Treasuries.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an

“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of June 30, 2010	6-month	12-month
US equities (S&P 500 Index)	(6.65)%	14.43%
Small cap US equities (Russell 2000 Index)	(1.95)	21.48
International equities (MSCI Europe, Australasia, Far East Index)	(13.23)	5.92
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	9.36	8.20
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.33	9.50
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.31	9.61
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.45	26.66

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Although conditions are certainly better than they were a couple of years ago, global financial markets continue to face high volatility and questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of June 30, 2010 BlackRock EuroFund

Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended June 30, 2010, the Fund underperformed its benchmark, the MSCI Europe Index.

What factors influenced performance?

•During the period, both sector selection and stock allocation had a neg-
ative effect on performance. At the sector level, the Fund’s underweight allocation in the consumer staples sector detracted from performance as the sector performed strongly due to its defensive characteristics. An underweight in the materials sector also hampered performance, along with an overweight in the energy sector. Stock selection in consumer dis-
cretionary (Thomas Cook Group Plc, Fiat SpA) and industrials (Vinci SA)
also negatively affected Fund performance.

•At the sector level, the Fund benefited from an overweight exposure to financials, as well as an overweight in industrials. Stock selection within financials was also rewarding, particularly within banks (Banco Santander
SA, KBC Bancassurance Holding, Lloyds TSB Group Plc, Swedbank AB and
Unicredit SpA). In addition, stock selection in utilities was beneficial, as integrated energy firm Centrica Plc benefited from increased demand for gas in the residential market. Other top Fund holdings included pharma-
ceuticals company Novartis AG, brewer Carlsberg A/S and confectionery conglomerate Nestle SA.

Describe recent portfolio activity.
•During the course of the period, the Fund’s exposure to financials was reduced by trimming positions in banks HSBC Holdings Plc and BNP
Paribas SA, as well as selling insurance companies Allianz AG and Zurich.
We also marginally decreased the Fund’s weighting in energy by reducing holdings of oil companies BP Plc and Total SA. The proceeds from these sales were used to partially fund an increase in industrials, where we pur-
chased construction services company Bilfinger Berger AG, steel cable maker Prysmian SpA and electronics manufacturer Koninklijke Philips
Electronics NV. Elsewhere, the Fund’s allocation in the consumer staples sector was increased from underweight to neutral after the purchases of
Carlsberg A/S and food retailer Koninklijke Ahold NV.

Describe Fund positioning at period end.

•At period end, the Fund is overweight in the industrials, telecommunication services and consumer discretionary sectors, and it is underweight in the materials, financials and information technology sectors. In terms of coun-
try exposure, the Fund is overweight in Spain, the UK and Germany, and underweight in Switzerland, Sweden and France.

•As always, a market dominated by fear presents attractive investment opportunities. We continue to follow our disciplined investment process that has guided us well through the volatility, and we are identifying good companies trading at distressed prices, despite strong earnings streams and generous dividends.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Novartis AG, Registered Shares	5%	United Kingdom	35%
Nestle SA, Registered Shares	5	Germany	14
Telefonica SA	4	France	13
Banco Santander SA	4	Spain	11
British American Tobacco Plc	3	Switzerland	10
Centrica Plc	3	Netherlands	5
Koninklijke Philips Electronics NV	3	Italy	4
BHP Billiton Plc	3	Sweden	2
Vinci SA	3	Finland	2
DaimlerChrysler AG	2	Denmark	2
		Other[1]	2
		[1] Other includes a 1% holding in each of the following countries: Belgium and Russia.

4 ANNUAL REPORT

JUNE 30, 2010

BlackRock EuroFund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western
European countries, but may also invest in emerging markets in Eastern European countries.
3 This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization compa-
nies in developed European countries.

Performance Summary for the Period Ended June 30, 2010

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(19.61)%	0.78%	N/A	(0.37)%	N/A	2.36%	N/A
Investor A	(19.72)	0.53	(4.75)%	(0.58)	(1.65)%	2.13	1.58%
Investor B	(20.21)	(0.85)	(5.27)	(1.59)	(1.84)	1.47	1.47
Investor C	(20.04)	(0.36)	(1.33)	(1.40)	(1.40)	1.31	1.31
Class R	(20.04)	(0.05)	N/A	(1.09)	N/A	1.87	N/A
MSCI Europe Index	(16.72)	5.70	N/A	0.27	N/A	0.44	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2010	June 30, 2010	During the Period[5]	January 1, 2010	June 30, 2010	During the Period[5]	Expense Ratio
Institutional	$1,000	$803.90	$ 4.88	$1,000	$1,019.39	$ 5.46	1.09%
Investor A	$1,000	$802.80	$ 5.72	$1,000	$1,018.45	$ 6.41	1.28%
Investor B	$1,000	$797.90	$11.77	$1,000	$1,011.71	$13.17	2.64%
Investor C	$1,000	$799.60	$ 9.50	$1,000	$1,014.24	$10.64	2.13%
Class R	$1,000	$799.60	$ 8.34	$1,000	$1,015.53	$ 9.35	1.87%

5 Expenses are equal to the expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2010 5

Fund Summary as of June 30, 2010	BlackRock Focus Value Fund, Inc.
Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended June 30, 2010, the Fund underperformed its benchmark, the Russell 1000 Value Index, and the broad-market S&P
500 Index. The following discussion pertains to the Fund’s performance relative to the Russell 1000 Value Index.

What factors influenced performance?

•Stock selection within the financials sector, particularly positions in Morgan
Stanley, Bank of New York Mellon Corp. and INVESCO Ltd., and a lack of holdings in regional banks that posted gains detracted from performance for the period. In the industrials sector, a lack of holdings of transportation industry group stocks hindered returns, as did an underweight position in
General Electric Co. Stock. Selection in the materials sector detracted from performance, as holdings in steel companies Nucor Corp. and U.S. Steel
Corp. performed poorly. These areas of weakness outweighed the relative strength of the utilities sector, in which the Fund was underweight during the period.

•Conversely, stock selection and an underweight in the energy sector bene-
fited the Fund. The sale of Anadarko Petroleum Corp. prior to the oil spill in the Gulf of Mexico had a positive impact on returns. Holdings of Peabody
Energy Corp. and an underweight in Exxon Mobil Corp. also proved benefi-
cial. Stock selection in telecommunication services, particularly holdings of
Qwest Communications International, Inc. and the decision not to hold
AT&T, Inc., also benefited the Fund.

Describe recent portfolio activity.

•During the 12-month period, the Fund’s holdings were adjusted as stock market volatility presented opportunities. Exposure to financials was increased through new purchases of Bank of America Corp. Citigroup, Inc.
and an increase of holdings in Wells Fargo & Co. The Fund exited its position in The Bank of New York Mellon Corp. and reduced its positions in
The Travelers Cos., Inc. and Invesco Ltd. The Fund increased its exposure in consumer discretionary through new purchases of CBS Corp., Comcast
Corp. and Limited Brands, Inc., exited its position in Viacom, Inc. and reduced its position in Time Warner, Inc. Holdings in information technology
(IT) were repositioned and reduced overall. The Fund swapped positions in
Applied Materials, Inc., Hewlett-Packard Co. and Analog Devices, Inc. for
Novellus Systems, Inc., International Business Machines Corp. and Intel
Corp. respectively, exited its positions in Microsoft Corp. and Nokia Corp.
and reduced its position in Micron Technology, Inc. Exposure to the health care sector was reduced by the sale of Baxter International, Inc. and Pfizer,
Inc. following its purchase of Wyeth. The Fund’s shares of Schering-Plough
Co. were converted into shares of Merck & Co., Inc. following the merger of the two companies.

Describe Fund positioning at period end.
•As of June 30, 2010, relative to its benchmark index, the Fund was over-
weight in IT, consumer discretionary, materials, energy, industrials and telecommunication services and underweight in utilities, health care, consumer staples and financials.

•While challenges remain, we believe the economy can sustain a modest growth rate as inflation and interest rate pressures remain benign.
With good corporate profit growth and reasonable equity-market valuations, we believe these conditions will help reinvigorate the stock market in the months ahead and produce attractive returns through year-end. We believe the Fund’s pro-cyclical bias will enhance results in this environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Investment Criteria	Investments
ACE Ltd.	3%	Above-Average Yield	24%
Qwest Communications International, Inc.	3	Below-Average Price/Earnings Ratio	22
MetLife, Inc.	3	Low Price-to-Book Value	18
Citigroup, Inc.	3	Price-to-Cash Flow	13
Honeywell International, Inc.	3	Special Situations	10
Occidental Petroleum Corp.	3	Price-to-Earnings Per Share	6
Bank of America Corp.	3	Price-to-Book-Value	3
Lam Research Corp.	3	Discount to Assets	2
Tyco International Ltd.	3	Operational Restructuring	1
JPMorgan Chase & Co.	3	Earnings Turnaround	1

6 ANNUAL REPORT

JUNE 30, 2010

BlackRock Focus Value Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests in a diversified portfolio of equity securities that Fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer or relative to prevailing market ratios, including issuers that are experiencing poor operating conditions.
3 This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.
4 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”)
issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2010

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(8.11)%	13.16%	N/A	(0.75)%	N/A	2.03%	N/A
Investor A	(8.29)	12.79	6.86%	(1.05)	(2.11)%	1.75	1.20%
Investor B	(8.76)	11.76	7.26	(1.87)	(2.16)	1.11	1.11
Investor C	(8.66)	11.91	10.91	(1.84)	(1.84)	0.95	0.95
Class R	(8.55)	12.04	N/A	(1.60)	N/A	1.40	N/A
Russell 1000 Value Index	(5.12)	16.92	N/A	(1.64)	N/A	2.38	N/A
S&P 500 Index	(6.65)	14.43	N/A	(0.79)	N/A	(1.59)	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2010	June 30, 2010	During the Period[6]	January 1, 2010	June 30, 2010	During the Period[6]	Expense Ratio
Institutional	$1,000	$918.90	$ 4.81	$1,000	$1,019.79	$ 5.06	1.01%
Investor A	$1,000	$917.10	$ 6.18	$1,000	$1,018.35	$ 6.51	1.30%
Investor B	$1,000	$912.40	$10.38	$1,000	$1,013.94	$10.94	2.19%
Investor C	$1,000	$913.40	$10.06	$1,000	$1,014.29	$10.59	2.12%
Class R	$1,000	$914.50	$ 9.45	$1,000	$1,014.93	$ 9.94	1.99%

6 Expenses are equal to the expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half-year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2010 7

Fund Summary as of June 30, 2010 BlackRock Global SmallCap Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended June 30, 2010, the Fund underperformed the benchmark MSCI World Small Cap Index but outperformed the broader
MSCI World Index. The following discussion pertains to the Fund’s perform-
ance relative to the MSCI World Small Cap Index.

What factors influenced performance?

•Detracting from relative performance during the 12-month period was security selection across the Fund, particularly in the financials and health care sectors and, to a lesser extent, in the industrials, information technol-
ogy (IT) and energy sectors. Within the financials sector, holdings in banks, real estate investment trusts and insurance companies underperformed relative to their benchmark counterparts; Alpha Bank AE and Fukuoka
Financial Group, Inc. were among the largest individual detractors. Within the health care sector, the most challenged areas for the Fund were health care providers & services and pharmaceuticals, where Laboratorios
Farmaceuticos Rovi SA was a notable detractor. Other areas in which underperformance was concentrated included semiconductors, independ-
ent oil and gas producers and various cyclical industrials. Cash balances modestly detracted from performance as most of the period was charac-
terized by rising equity markets.

•Positive contributions to performance during the period came from security selection in the consumer staples sector, where household products com-
pany Ming Fai International Holdings Ltd. and beverage company Britvic Plc were notable performers. In the IT sector, communications equipment com-
panies JDS Uniphase Corp., Polycom, Inc., and Tandberg ASA boosted per-
formance. An underweight exposure to the utilities sector added to relative performance, as did stock selection within the sector, where ITC Holdings

Corp. and Northeast Utilities, Inc. outpaced their respective industry performance averages.

Describe recent portfolio activity.
•During the period, we added to positions in IT, health care and utilities, funding these purchases by reducing financials, consumer discretionary and cash positions. Significant buys included Pharmaceutical Product
Development, Inc., Delhaize Group, Adtran, Inc., Northeast Utilities, Inc.
and Nuance Communications, Inc. Noteworthy sales included Citrix
Systems, Inc., Perusahaan Gas Negara Tbk PT, UBISOFT Entertainment,
TrygVesta A/S and Owens-Illinois, Inc.

Describe Fund positioning at period end.

•As of the period end, we believe the Fund’s position is neither aggressive nor defensive, based on the belief that while economic conditions appear to have bottomed out, the recovery is expected to be muted relative to recoveries from previous recessions. Accordingly, the Fund is overweight in higher-quality cyclical areas such as IT, and underweight in more leveraged cyclical areas such as industrials and consumer discretionary. We believe stock selection will play a critical role in generating outperformance versus the benchmark in 2010. Our investment stance is geared toward high-qual-
ity companies with solid business models that can take advantage of the current economic environment. While this positioning has hampered per-
formance in the very short term, we believe it will benefit the Fund as the year progresses.

•At period end, the Fund’s notable overweights relative to the MSCI World
Small Cap Index were in the IT and health care sectors. The Fund was underweight in the industrials, financials and consumer discretionary sectors. Approximately 5% of the Fund was in cash and cash equivalents at the end of the period. Geographically, the Fund was underweight in the
U.S. and Japan, and overweight in emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Urban Outfitters, Inc.	1%	United States	50%
Rheinmetall AG	1	United Kingdom	8
Eldorado Gold Corp.	1	Japan	6
Ryanair Holdings Plc	1	Canada	6
Pharmaceutical Product Development, Inc.	1	Germany	5
Hikma Pharmaceuticals Plc	1	Switzerland	3
Adtran, Inc.	1	Hong Kong	2
Delhaize Group	1	Australia	2
Northeast Utilities, Inc.	1	Singapore	2
Tanger Factory Outlet Centers, Inc.	1	India	2
		Other[1]	14

1 Other includes a 1% holding in each of the following countries: Ireland, France, Italy,
Cayman Islands, China, South Korea, Austria, Belgium, Israel, Taiwan, Finland,
Bermuda, Spain and Brazil.

8 ANNUAL REPORT

JUNE 30, 2010

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and the United States.
3 This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-
capitalization companies in 23 countries, including the United States.
4 This unmanaged broad-based index is comprised of small cap companies from 23 developed markets.

Performance Summary for the Period Ended June 30, 2010

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(7.71)%	13.30%	N/A	3.92%	N/A	4.59%	N/A
Investor A	(7.85)	12.96	7.03%	3.62	2.51%	4.32	3.75%
Investor B	(8.24)	11.97	7.47	2.77	2.50	3.66	3.66
Investor C	(8.20)	12.06	11.06	2.79	2.79	3.49	3.49
Class R	(8.02)	12.58	N/A	3.24	N/A	4.06	N/A
MSCI World Index	(9.84)	10.20	N/A	0.06	N/A	(1.02)	N/A
MSCI World Small Cap Index	(3.73)	20.99	N/A	1.67	N/A	5.48	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2010	June 30, 2010	During the Period[6]	January 1, 2010	June 30, 2010	During the Period[6]	Expense Ratio
Institutional	$1,000	$922.90	$ 5.24	$1,000	$1,019.35	$ 5.51	1.10%
Investor A	$1,000	$921.50	$ 6.72	$1,000	$1,017.81	$ 7.05	1.41%
Investor B	$1,000	$917.60	$10.84	$1,000	$1,013.49	$11.38	2.28%
Investor C	$1,000	$918.00	$10.65	$1,000	$1,013.69	$11.18	2.24%
Class R	$1,000	$919.80	$ 8.62	$1,000	$1,015.82	$ 9.05	1.81%

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2010 9

Fund Summary as of June 30, 2010 BlackRock International Value Fund

Portfolio Management Commentary

How did the Fund perform?
•For the 12-month period ended June 30, 2010, the Fund underperformed its benchmark, the MSCI Europe, Australia, Far East (EAFE) Index.

What factors influenced performance?

•During the period, both stock selection and sector allocation had a negative effect on performance.

•The Fund experienced negative stock selection effects in the industrials
(BAE Systems, Inc. and Mitsui OSK Lines, Ltd.), information technology
(HTC) and energy (ENI SpA and Petroplus Holdings AG) sectors during the course of the period. Other individual holdings that detracted from perform-
ance included diversified financials firms Nomura Holdings, Inc. and ING
Group NV, integrated energy company EDF SA and cigarette producer
Japan Tobacco, Inc. Fund performance was also hindered by holding a residual cash balance during periods of rising markets.

•Conversely, performance was aided by an overweight exposure to the con-
sumer discretionary sector. Stock selection in that area was also rewarding, with automobile manufacturer DaimlerChrysler AG performing particularly well. An overweight in the information technology (IT) sector made a posi-
tive contribution, as did underweight positions in financials and utilities. At the stock level, the Fund’s positions within financials were helpful, with banks Erste Group Bank AG, Banco Santander SA, Swedbank AB and
Unicredit Bank AG among the Fund’s top holdings during the period.

•The Fund uses currency forward contracts to hedge exposure in situations where the view on a currency and the underlying securities denominated in that currency differs. The Fund may identify significant investment opportu-
nities in a particular country but have a negative view on the currency and therefore not be comfortable being overweight that currency. During the period, the impact of the Fund's currency hedging strategy had a neutral effect on performance.

Describe recent portfolio activity.
•There were no dramatic sector changes during the period. However, we increased the Fund’s exposure to energy by purchasing oil major Royal
Dutch Shell Plc, drilling services company Transocean Ltd. and gas supplier
OAO Gazprom. We also increased the Fund’s allocation in IT by purchasing computer manufacturer Quanta Computer, Inc., consumer electronics maker Samsung Electronics Co., Ltd. and Taiwan Semiconductor Manu-
facturing Co., Ltd. These additions were partially funded by a reduction in the materials sector, including the sales of industrial chemicals maker
BASF SE and miner Xstrata Plc, as well as the reduction of BHP Billiton Plc.
There was also a decrease in exposure to the telecommunication services sector, as we reduced positions in Vodafone Group Plc and Telefonica SA and sold KDDI Corp.

•During the period, the Fund’s weightings in Japan and Asia/Pacific ex-
Japan were reduced and the proceeds were used to increase our alloca-
tions to the UK and select emerging markets.

Describe Fund positioning at period end.

•As always, a market dominated by fear presents attractive investment opportunities. We continue to follow our disciplined investment process that has guided us well through the volatility, and we are indentifying good companies trading at distressed prices with attractive upside potential. At period end, the Fund was overweight in the energy, IT and telecommunica-
tion services sectors, and it was underweight in the materials, financials and utilities sectors. Regionally, the Fund was overweight in the select emerging markets and underweight in Japan and Asia/Pacific ex-Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Geographic Allocation	Investments
Novartis AG, Registered Shares	4%	United Kingdom	19%
Nestle SA, Registered Shares	3	Japan	18
Telefonica SA	3	Germany	11
Centrica Plc	3	Switzerland	10
Royal Dutch Shell Plc, Class B	3	France	9
British American Tobacco Plc	3	Spain	8
Total SA	3	Australia	5
Banco Santander SA	3	South Korea	3
Zurich Financial Services AG	3	Brazil	3
BHP Billiton Plc	2	Taiwan	3
		Israel	2
		Netherlands	2
		Mexico	2
		India	2
		Other[1]	3

1 Other includes a 1% holding in each of the following countries: Denmark, Finland and Russia.

10 ANNUAL REPORT

JUNE 30, 2010

BlackRock International Value Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in stocks of companies in developed countries located outside of the United States.
3 This index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 21 stock markets in
Europe, Australia, New Zealand and the Far East.

Performance Summary for the Period Ended June 30, 2010

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(15.52)%	2.08%	N/A	(0.42)%	N/A	1.85%	N/A
Investor A	(15.71)	1.62	(3.71)%	(0.74)	(1.81)%	1.56	1.01%
Investor B	(16.12)	0.59	(3.89)	(1.71)	(1.99)	0.92	0.92
Investor C	(16.09)	0.63	(0.37)	(1.69)	(1.69)	0.73	0.73
Class R	(15.80)	1.35	N/A	(1.05)	N/A	1.33	N/A
MSCI EAFE Index	(13.23)	5.92	N/A	0.88	N/A	0.16	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2010	June 30, 2010	During the Period[5]	January 1, 2010	June 30, 2010	During the Period[5]	Expense Ratio
Institutional	$1,000	$844.80	$ 4.53	$1,000	$1,019.89	$ 4.96	0.99%
Investor A	$1,000	$842.90	$ 6.40	$1,000	$1,017.86	$ 7.00	1.40%
Investor B	$1,000	$838.80	$11.03	$1,000	$1,012.80	$12.08	2.42%
Investor C	$1,000	$839.10	$ 5.88	$1,000	$1,018.40	$ 6.46	1.29%
Class R	$1,000	$842.00	$ 7.72	$1,000	$1,016.42	$ 8.45	1.69%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL REPORT JUNE 30, 2010 11

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for auto-
matic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25%
per year.

•Class R Shares do not incur a maxium initial sales charge (front-end load)
or deferred sales charge. These shares are subject to a distribution fee of
0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003 for
BlackRock EuroFund, BlackRock Focus Value Fund, Inc. and BlackRock
International Value Fund, and February 4, 2003 for BlackRock Global
SmallCap Fund, Inc., Class R Share performance results are those of the

Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

The returns for BlackRock International Value Fund’s Investor B and Investor
C Shares prior to October 6, 2000, are based upon performance of the
Fund’s Institutional Shares. The returns for Investor B and Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to each class of shares.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform-
ance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distri-
butions or the redemption of fund shares. The Funds may charge a 2%
redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous pages assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees appli-
cable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on hypothetical invest-
ments of $1,000 invested on January 1, 2010 and held through June 30,
2010) are intended to assist shareholders both in calculating expenses based on investments in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspond-
ing to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12 ANNUAL REPORT JUNE 30, 2010

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Fin-
ancials Statements, which may constitute forms of economic leverage.
Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instru-
ment and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an invest-
ment, may result in lower dividends paid to shareholders or may cause the
Funds to hold a security that it might otherwise sell. The Funds’ invest-
ments in these instruments are discussed in detail in the Notes to
Financial Statements.

ANNUAL REPORT

JUNE 30, 2010

Schedule of Investments June 30, 2010 BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.2%
KBC Bancassurance Holding	100,591	$ 3,855,686
Denmark — 1.8%
Carlsberg A/S	74,743	5,696,091
Finland — 2.0%
KCI Konecranes Oyj	239,381	6,242,682
France — 13.0%
AXA SA	398,093	6,081,718
BNP Paribas SA	113,858	6,125,664
European Aeronautic Defense and Space Co.	235,731	4,810,765
Sanofi-Aventis	112,940	6,802,087
Societe Generale SA	160,539	6,606,022
Total SA	71,829	3,206,368
Vinci SA	187,054	7,766,809
		41,399,433
Germany — 13.6%
Bayer AG	130,146	7,272,759
Bilfinger Berger AG	121,168	6,714,936
Continental AG	124,242	6,449,337
DaimlerChrysler AG	147,892	7,481,208
Deutsche Post AG	379,496	5,533,115
E.ON AG	151,281	4,067,684
HeidelbergCement AG	122,172	5,773,943
		43,292,982
Italy — 3.6%
Prysmian SpA	390,748	5,608,066
Unicredit SpA	2,671,768	5,910,062
		11,518,128
Netherlands — 4.6%
Koninklijke Ahold NV	445,018	5,504,834
Koninklijke Philips Electronics NV	305,567	9,124,882
		14,629,716
Russia — 1.2%
OAO Gazprom — ADR	203,155	3,821,346
Spain — 10.3%
Amadeus IT Holding SA, Class A (a)	134,802	2,142,959
Banco Santander SA	1,103,364	11,570,107
Repsol YPF SA	316,467	6,386,342
Telefonica SA	681,810	12,630,347
		32,729,755
Sweden — 2.1%
TeliaSonera AB	1,016,232	6,529,953
Switzerland — 9.7%
Nestle SA, Registered Shares	292,768	14,116,931
Novartis AG, Registered Shares	343,968	16,669,765
		30,786,696

Common Stocks		Shares	Value
United Kingdom — 33.9%
Aviva Plc		1,365,057	$ 6,343,673
Barclays Plc		1,678,869	6,701,206
BHP Billiton Plc		308,763	8,005,766
BP Plc (a)		728,654	3,488,184
British American Tobacco Plc		293,069	9,300,772
Centrica Plc		2,107,387	9,299,932
HSBC Holdings Plc		507,530	4,636,638
Ladbrokes Plc		2,024,864	3,826,392
Lloyds TSB Group Plc (a)		7,337,322	5,792,570
Redrow Plc (a)		1,349,801	2,263,684
Reed Elsevier Plc		802,987	5,953,978
Royal Dutch Shell Plc		254,260	6,416,514
Royal Dutch Shell Plc, Class B		264,248	6,387,054
Taylor Wimpey Plc (a)		8,004,653	3,127,194
Tesco Plc		1,237,552	6,981,535
Thomas Cook Group Plc		1,654,956	4,380,458
Vodafone Group Plc		2,649,865	5,460,019
Wolseley Plc (a)		164,591	3,267,109
Xstrata Plc		441,365	5,779,517
			107,412,195
Total Long-Term Investments
(Cost — $333,470,415) — 97.0%			307,914,663
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (b)(c)		893,336	893,336
		Par
Time Deposits		(000)
Euro — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/10	EUR	1	1,765
Netherlands — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/10	DKK	43	7,095
Norway — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/10	NOK	—(d)	49
Total Time Deposits			8,909
Total Short-Term Securities
(Cost — $902,245) — 0.3%			902,245
Total Investments (Cost — $334,372,660*) — 97.3%			308,816,908
Other Assets Less Liabilities — 2.7%			8,536,955
Net Assets — 100.0%			$ 317,353,863

Portfolio Abbreviations
To simplify the listings of portfolio holdings in	ADR	American Depositary Receipts	GBP	British Pound
the Schedules of Investments, the names and	AUD	Australian Dollar	HKD	Hong Kong Dollar
descriptions of many of the securities have been	CAD	Canadian Dollar	JPY	Japanese Yen
abbreviated according to the following list:	CHF	Swiss Franc	NOK	Norwegian Krone
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro

See Notes to Financial Statements.

14 ANNUAL REPORT JUNE 30, 2010

Schedule of Investments (concluded) BlackRock EuroFund

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 337,836,864
Gross unrealized appreciation	$ 14,670,239
Gross unrealized depreciation	(43,690,195)
Net unrealized depreciation	$ (29,019,956)

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	8,551,926	(7,658,590)	893,336	$ 14,966

(c) Represents the current yield as of report date.
(d) Amount is less than $1,000.

•Foreign currency exchange contracts as of June 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	1,600,485	EUR	1,303,328	The Goldman	7/01/10	$ 6,702
				Sachs Group, Inc.
USD	2,078,472	NOK 13,381,414		Brown Brothers	7/01/10	22,351
				Harriman & Co.
USD	7,101	DKK	43,146	JPMorgan	7/02/10	18
				Chase Bank NA
USD	1,570,646	EUR	1,288,048	Citibank N.A.	7/02/10	(4,458)
USD	1,311,599	NOK	8,525,394	Citibank N.A.	7/02/10	1,697
USD	1,171,463	EUR	955,117	Citibank N.A.	7/06/10	3,471
Total						$ 29,781

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to financial statements.
The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 307,914,663	—	$ 307,914,663
Short-Term
Securities
Money Market
Fund	$ 893,336	—	—	893,336
Time Deposits	—	8,909	—	8,909
Total	$ 893,336	$ 307,923,572	—	$ 308,816,908

1 See above Schedule of Investments for values in each country.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$34,239	—	$ 34,239
Liabilities:
Foreign currency
exchange
contracts	—	(4,458)	—	(4,458)
Total	—	$29,781	—	$ 29,781

2 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

ANNUAL REPORT JUNE 30, 2010 15

Schedule of Investments June 30, 2010 BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield* — 23.7%
Aerospace & Defense — 2.9%
Honeywell International, Inc.	103,400	$ 4,035,702
Chemicals — 2.1%
E.I. du Pont de Nemours & Co.	81,800	2,829,462
Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	106,500	3,898,965
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	104,700	2,933,694
Industrial Conglomerates — 4.8%
General Electric Co.	177,900	2,565,318
Tyco International Ltd.	112,150	3,951,044
		6,516,362
Metals & Mining — 1.7%
Alcoa, Inc.	229,400	2,307,764
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	120,300	3,000,282
Merck & Co, Inc.	100,600	3,517,982
		6,518,264
Specialty Retail — 2.5%
Limited Brands, Inc.	152,800	3,372,296
Total Above-Average Yield		32,412,509
Below-Average Price/Earnings Ratio* — 21.5%
Capital Markets — 2.4%
Morgan Stanley	140,000	3,249,400
Diversified Financial Services — 6.0%
Bank of America Corp.	276,500	3,973,305
Citigroup, Inc. (a)	1,114,600	4,190,896
		8,164,201
Food Products — 2.2%
Unilever NV — ADR	110,500	3,018,860
Insurance — 9.2%
ACE Ltd.	88,700	4,566,276
MetLife, Inc.	113,000	4,266,880
The Travelers Cos., Inc.	77,600	3,821,800
		12,654,956
Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	38,100	2,321,052
Total Below-Average Price/Earnings Ratio		29,408,469
Discount to Assets* — 1.9%
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	86,400	2,612,736
Total Discount to Assets	86,400	2,612,736
Earnings Turnaround* — 1.0%
Semiconductors & Semiconductor
Equipment — 1.0%
Micron Technology, Inc. (a)	160,100	1,359,249
Total Earnings Turnaround	160,100	1,359,249
Financial Restructuring* — 0.0%
Semiconductors & Semiconductor
Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	5
Total Financial Restructuring	1,500	5

Common Stocks	Shares	Value
Low Price-to-Book Value* — 18.1%
Aerospace & Defense — 2.3%
Raytheon Co.	65,900	$ 3,188,901
Commercial Banks — 2.7%
Wells Fargo & Co.	142,300	3,642,880
Energy Equipment & Services — 2.4%
Halliburton Co.	131,700	3,233,235
Household Products — 2.2%
Kimberly-Clark Corp.	50,800	3,080,004
Insurance — 0.9%
Hartford Financial Services Group, Inc.	57,200	1,265,836
Metals & Mining — 2.2%
United States Steel Corp. (b)	76,400	2,945,220
Semiconductors & Semiconductor
Equipment — 5.4%
LSI Corp. (a)	754,300	3,469,780
Lam Research Corp. (a)	104,300	3,969,658
		7,439,438
Total Low Price-to-Book Value		24,795,514
Operational Restructuring* — 1.3%
Food & Staples Retailing — 1.3%
Walgreen Co.	63,900	1,706,130
Total Operational Restructuring		1,706,130
Price-to-Book Value* — 2.6%
Semiconductors & Semiconductor Equipment — 2.6%
Novellus Systems, Inc. (a)	138,100	3,502,216
Total Price-to-Book Value		3,502,216
Price-to-Cash Flow* — 13.1%
Diversified Telecommunication Services — 3.1%
Qwest Communications International, Inc.	820,600	4,308,150
Media — 4.7%
Time Warner, Inc.	97,100	2,807,161
Comcast Corp., Special Class A	216,400	3,555,452
		6,362,613
Oil, Gas & Consumable Fuels — 5.3%
Occidental Petroleum Corp.	53,200	4,104,380
Peabody Energy Corp.	80,000	3,130,400
		7,234,780
Total Price-to-Cash Flow		17,905,543
Price-to-Earnings Per Share* — 6.4%
Energy Equipment & Services — 3.8%
Ensco International Plc - ADR	82,000	3,220,960
Weatherford International Ltd. (a)	152,500	2,003,850
		5,224,810
Media — 2.6%
CBS Corp., Class B	278,000	3,594,540
Total Price-to-Earnings Per Share		8,819,350
Special Situations* — 9.7%
Capital Markets — 2.6%
Invesco Ltd.	215,900	3,633,597
Health Care Equipment & Supplies — 1.8%
Covidien Plc	61,700	2,479,106
IT Services — 2.8%
International Business Machines Corp.	30,800	3,803,184

See Notes to Financial Statements.

16 ANNUAL REPORT JUNE 30, 2010

Schedule of Investments (concluded) BlackRock Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Special Situations (concluded)
Semiconductors & Semiconductor
Equipment — 2.5%
Intel Corp.	173,500	$ 3,374,575
Total Special Situations		13,290,462
Total Long-Term Investments
(Cost — $124,957,361) — 99.3%		135,812,183
Short-Term Securities
BlackRock Liquidity Funds, TempCash,
Institutional Class, 0.16% (c)(d)	1,199,007	1,199,007
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.27% (c)(d)(e)	$ 1,960	1,960,000
Total Short-Term Securities
(Cost — $3,159,007) — 2.3%		3,159,007
Total Investments (Cost — $128,116,368**) — 101.6%		138,971,190
Liabilities in Excess of Other Assets — (1.6)%		(2,164,982)
Net Assets — 100.0%		$ 136,806,208

* Classification is unaudited.
** The cost and unrealized appreciation (depreciation) of investments as of June 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 130,115,761
Gross unrealized appreciation	$ 16,297,607
Gross unrealized depreciation	(7,442,178)
Net unrealized appreciation	$ 8,855,429

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Represents the current yield as of report date.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held/		Shares Held/
Beneficial Interest		Beneficial Interest
	at June 30,	Net	at June 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempCash,
Institutional Class	2,361,791	(1,162,784)	1,199,007	$ 5,674
BlackRock Liquidity
Series, LLC
Money Market
Series	$5,175,000	$(3,215,000)	$1,960,000	$ 6,677

(e) Security was purchased with the cash collateral from loaned securities.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$ 135,812,183	—	—	$ 135,812,183
Short-Term
Securities	1,199,007	$ 1,960,000	—	3,159,007
Total	$ 137,011,190	$ 1,960,000	—	$ 138,971,190

1 See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 17

Schedule of Investments June 30, 2010 BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.8%
CFS Retail Property Trust	3,825,538	$ 6,046,806
Iba Technologies Limited	2,298,700	324,484
Linc Energy Ltd. (a)	222,993	188,009
Metcash Ltd.	567,400	1,994,256
Mount Gibson Iron Ltd. (a)	1,577,400	1,998,564
Myer Holdings Ltd.	1,537,800	4,057,839
Sigma Pharmaceuticals Ltd.	5,885,400	2,063,055
		16,673,013
Austria — 0.9%
CAT Oil AG	269,800	2,275,127
Schoeller-Bleckmann Oilfield Equipment AG	143,700	6,515,421
		8,790,548
Belgium — 0.8%
Delhaize Group	106,100	7,699,221
Bermuda — 0.5%
Lazard Ltd., Class A	195,900	5,232,489
Brazil — 0.5%
Santos Brasil Participacoes SA	527,400	4,382,826
Canada — 5.2%
Biovail Corp. (b)	292,600	5,629,624
Denison Mines Corp. (a)	1,924,000	2,295,317
DiagnoCure, Inc. (a)(c)	4,278,880	4,300,786
Dollarama, Inc. (a)	70,600	1,641,398
Dollarama, Inc. (a)(d)	203,600	4,733,549
Eastern Platinum Ltd. (a)	2,759,900	2,514,774
Eldorado Gold Corp.	530,900	9,515,356
Jaguar Mining, Inc. (a)(b)	660,400	5,831,332
Lundin Mining Corp. (a)	1,193,900	3,375,735
Quadra FNX Mining Ltd. (a)	465,300	4,279,073
Thompson Creek Metals Co., Inc. (a)	413,400	3,588,198
Ultra Petroleum Corp. (a)	50,500	2,234,625
		49,939,767
Cayman Islands — 1.0%
Ming Fai International Holdings Ltd.	8,355,400	3,279,936
Parkson Retail Group Ltd.	2,415,800	4,072,037
Polarcus Ltd. (a)	2,586,500	1,780,573
		9,132,546
China — 0.9%
Shenzhen Expressway Co., Ltd.	8,423,100	3,711,970
WuXi PharmaTech Cayman, Inc. — ADR (a)	332,100	5,300,316
		9,012,286
Denmark — 0.3%
D/S Norden	72,400	2,495,513
Finland — 0.6%
Ramirent Oyj	664,550	5,579,112
France — 1.2%
Bonduelle SA	52,800	4,778,638
Eurofins Scientific SA	76,275	2,713,732
Scor SE	181,920	3,474,563
		10,966,933
Germany — 5.0%
Asian Bamboo AG	24,900	978,467
Celesio AG	157,600	3,436,567
Deutsche Euroshop AG	162,833	4,426,455
GEA Group AG	335,050	6,668,492
Gerresheimer AG	195,500	6,258,115
Paion AG (a)	475,886	1,065,236
Rheinmetall AG	170,200	9,721,354
Rhoen-Klinikum AG	242,600	5,398,757
Salzgitter AG	61,600	3,670,974

Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	277,400	$ 5,727,661
TUI AG (a)	58,400	513,190
		47,865,268
Greece — 0.2%
Alpha Bank AE	327,300	1,599,660
Hong Kong — 1.8%
City Telecom (HK) Ltd. — ADR	96,900	1,098,846
Clear Media Ltd. (a)	4,052,000	2,219,869
Lu Ning Co. Ltd.	1,854,400	6,076,338
NVC Lighting Holdings Ltd. (a)	7,805,500	2,305,494
Ports Design Ltd.	2,010,700	5,114,174
		16,814,721
India — 1.7%
Container Corp. of India	156,300	4,521,727
Federal Bank Ltd.	275,600	1,868,068
PTC India Ltd.	872,800	1,873,342
United Phosphorus Ltd.	1,311,200	5,162,792
Vijaya Bank	1,940,700	2,667,545
		16,093,474
Ireland — 1.2%
Allied Irish Banks Plc (a)	419,800	445,489
Bank of Ireland (a)	2,591,750	2,106,834
Ryanair Holdings Plc — ADR (a)	314,396	8,516,988
		11,069,311
Israel — 0.7%
NICE Systems Ltd. — ADR (a)	255,600	6,515,244
Italy — 1.0%
DiaSorin SpA	168,800	6,183,170
Iren SPA	2,177,900	3,252,990
		9,436,160
Japan — 5.7%
Asics Corp.	432,950	3,964,041
CMIC Co. Ltd.	6,300	1,676,637
Citizens Holding Co., Ltd.	653,100	3,989,728
Don Quijote Co., Ltd.	189,000	5,067,348
Fukuoka Financial Group, Inc.	1,467,800	6,109,915
Hisaka Works Ltd.	298,500	3,017,728
Koito Manufacturing Co., Ltd.	246,100	3,624,028
Kose Corp.	222,800	5,238,173
Kureha Chemical Industry Co., Ltd.	1,423,200	6,857,732
Makita Corp.	89,150	2,385,656
NGK Insulators Ltd.	208,400	3,245,838
Osaka Securities Exchange Co., Ltd.	647	2,747,653
Sekisui Chemical Co., Ltd.	1,034,000	6,449,915
		54,374,392
Malaysia — 0.4%
AirAsia Bhd (a)	8,864,400	3,404,549
Netherlands — 0.2%
TomTom NV (a)	371,000	2,010,356
Norway — 0.4%
Marine Harvest	5,550,400	3,665,197
Singapore — 1.7%
Avago Technologies Ltd. (a)	322,500	6,791,850
Cityspring Infrastructure Trust	15,536,600	6,541,360
Wing Tai Holdings Ltd.	2,797,600	3,128,832
		16,462,042
South Africa — 0.3%
African Bank Investments Ltd.	762,200	2,991,387

See Notes to Financial Statements.

18 ANNUAL REPORT JUNE 30, 2010

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
South Korea — 0.9%
Celltrion, Inc.	410,200	$ 6,887,095
Dongbu Insurance Co., Ltd.	70,200	2,014,538
		8,901,633
Spain — 0.5%
Laboratorios Farmaceuticos Rovi SA	923,794	5,203,481
Switzerland — 2.7%
Actelion Ltd. (a)	54,200	2,029,349
Addex Pharmaceuticals Ltd. (a)	79,700	746,829
Aryzta AG	166,300	6,398,334
Barry Callebaut AG	2,400	1,491,379
Clariant AG	106,600	1,349,813
Foster Wheeler AG (a)	200,800	4,228,848
Lindt & Spruengli AG ‘R’	233	5,709,828
Rieter Holding AG	15,931	4,046,418
		26,000,798
Taiwan — 0.7%
Lite-On Technology Corp.	5,773,000	6,326,305
Thailand — 0.3%
Mermaid Maritime PCL (a)	7,639,205	2,582,743
United Kingdom — 7.6%
Amlin Plc	966,815	5,564,456
Antofagasta Plc	154,600	1,798,714
Britvic Plc	882,600	6,254,764
Cairn Energy Plc (a)	661,300	4,062,634
Charter International Plc	653,200	6,110,538
EasyJet PLC (a)	771,000	4,550,899
GKN Plc (a)	1,033,100	1,777,506
Group 4 Securicor Plc	1,640,097	6,502,565
Halfords Group Plc	847,700	6,170,298
Hikma Pharmaceuticals Plc	766,400	8,137,622
Inchcape Plc (a)	480,700	1,756,479
Intertek Group Plc	242,900	5,207,144
Premier Oil Plc (a)	255,800	4,722,802
Rexam Plc	1,420,672	6,390,970
Schroders Plc	185,000	3,329,608
		72,336,999
United States — 47.3%
AMB Property Corp.	88,600	2,100,706
Abercrombie & Fitch Co., Class A	25,800	791,802
Acadia Realty Trust	159,600	2,684,472
Adtran, Inc.	284,900	7,769,223
Advanced Energy Industries, Inc. (a)	380,002	4,670,225
Alpha Natural Resources, Inc. (a)	115,500	3,911,985
Arch Capital Group Ltd. (a)	53,500	3,985,750
Ariba, Inc. (a)	252,400	4,020,732
Autoliv, Inc. (a)(b)	82,500	3,947,625
BJ’s Restaurants, Inc. (a)(b)	170,500	4,023,800
BMC Software, Inc. (a)	181,600	6,288,808
Bank of Hawaii Corp.	116,400	5,627,940
Bill Barrett Corp. (a)	69,700	2,144,669
Blackboard, Inc. (a)(b)	187,800	7,010,574
BorgWarner, Inc. (a)	80,150	2,992,801
Brocade Communications Systems, Inc. (a)	1,259,100	6,496,956
Brooks Automation, Inc. (a)	555,550	4,294,402
Brown & Brown, Inc.	126,000	2,411,640
Cadence Design Systems, Inc. (a)	826,150	4,783,408
CardioNet, Inc. (a)(b)	212,400	1,163,952
Celanese Corp., Series A	247,400	6,162,734
Cliffs Natural Resources, Inc.	72,098	3,400,142
Commercial Vehicle Group, Inc. (a)	395,132	4,034,298
ComScore, Inc. (a)	200,700	3,305,529
Core Laboratories NV	37,100	5,476,331
Corporate Office Properties Trust	100,200	3,783,552
Covanta Holding Corp. (a)	292,550	4,853,404

Common Stocks	Shares	Value
United States (continued)
Cullen/Frost Bankers, Inc.	145,000	$ 7,453,000
DSP Group, Inc. (a)	793,800	5,072,382
Delta Air Lines, Inc. (a)	354,000	4,159,500
Digital Realty Trust, Inc. (b)	110,400	6,367,872
Drew Industries, Inc. (a)	211,800	4,278,360
Duoyuan Printing, Inc. (a)	124,400	960,368
Electronic Arts, Inc. (a)	450,200	6,482,880
Electronics for Imaging, Inc. (a)	404,800	3,946,800
Essex Property Trust, Inc.	30,500	2,974,970
FTI Consulting, Inc. (a)	88,300	3,848,997
Fidelity National Title Group, Inc., Class A	200,600	2,605,794
Foot Locker, Inc.	397,600	5,017,715
Guess?, Inc.	213,650	6,674,426
Home Properties, Inc.	92,900	4,187,003
IDEX Corp.	249,350	7,123,929
IPC The Hospitalist Co., Inc. (a)	189,100	4,746,410
ITC Holdings Corp.	133,100	7,042,321
InterMune, Inc. (a)	196,600	1,838,210
Intersil Corp., Class A	590,800	7,154,588
j2 Global Communications, Inc. (a)	303,500	6,628,440
JDS Uniphase Corp. (a)	462,300	4,549,032
Kindred Healthcare, Inc. (a)	199,000	2,555,160
Kinetic Concepts, Inc. (a)	128,350	4,686,059
King Pharmaceuticals, Inc. (a)	326,700	2,479,653
Landstar System, Inc.	164,250	6,404,107
Linear Technology Corp.	72,950	2,028,740
LKQ Corp. (a)	337,663	6,510,143
The Macerich Co. (b)	146,875	5,481,375
Manpower, Inc.	81,300	3,510,534
Maxim Integrated Products, Inc.	335,300	5,609,569
Meadowbrook Insurance Group, Inc.	287,100	2,477,673
Mentor Graphics Corp. (a)	632,050	5,593,642
Merit Medical Systems, Inc. (a)	430,561	6,919,115
Molex, Inc. (b)	309,100	5,637,984
Myriad Genetics, Inc. (a)	53,800	804,310
Nektar Therapeutics (a)	249,700	3,021,370
Nordson Corp. (b)	81,450	4,567,716
Northeast Utilities, Inc.	299,900	7,641,452
Nuance Communications, Inc. (a)(b)	475,200	7,104,240
OM Group, Inc. (a)	81,800	1,951,748
ON Semiconductor Corp. (a)	443,000	2,826,340
Oasis Petroleum, Inc. (a)	244,300	3,542,350
PMC-Sierra, Inc. (a)	776,100	5,836,272
Packaging Corp. of America	289,900	6,383,598
PartnerRe Ltd.	55,300	3,878,742
People’s United Financial, Inc.	177,474	2,395,899
PetroHawk Energy Corp. (a)	196,500	3,334,605
Pharmaceutical Product Development, Inc.	333,100	8,464,071
Phillips-Van Heusen Corp.	156,300	7,232,001
Polycom, Inc. (a)	223,400	6,655,086
Popular, Inc. (a)	822,300	2,203,764
Progenics Pharmaceuticals, Inc. (a)	160,600	880,088
QLogic Corp. (a)	398,200	6,618,084
QuinStreet, Inc. (a)	140,400	1,616,004
Regis Corp.	245,200	3,817,764
SM Energy Co.	113,900	4,574,224
Silgan Holdings, Inc.	169,400	4,807,572
Stancorp Financial Group, Inc.	90,000	3,648,600
Steel Dynamics, Inc.	256,700	3,385,873
Stratasys, Inc. (a)(b)	132,600	3,256,656
Support.com, Inc. (a)	1,714,679	7,133,065
Sybase, Inc. (a)	105,125	6,797,382
Tanger Factory Outlet Centers, Inc.	180,800	7,481,504
Terex Corp. (a)(b)	238,450	4,468,553
Timken Co.	257,800	6,700,222
Urban Outfitters, Inc. (a)	309,100	10,629,949
W&T Offshore, Inc.	97,500	922,350
The Warnaco Group, Inc. (a)	126,250	4,562,675
Watsco, Inc.	43,000	2,490,560

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 19

Schedule of Investments (continued) BlackRock Global SmallCap Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
Western Alliance Bancorp (a)		194,800	$ 1,396,716
Whiting Petroleum Corp. (a)		19,200	1,505,664
Winnebago Industries, Inc. (a)		264,150	2,625,651
XL Capital Ltd., Class A		107,800	1,725,878
Zoran Corp. (a)		661,750	6,313,095
			450,345,904
Total Long-Term Investments
(Cost — $848,582,247) — 94.0%			893,903,878
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (e)(f)	43,736,833		43,736,833
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.27% (e)(f)(g)	USD	47,537	47,536,750
Total Money Market Funds — 9.6%			91,273,583
		Par
Time Deposits		(000)
Australia — 0.0%
Brown Brothers Harriman & Co., 3.36%, 7/01/10		- (h)	197
Canada — 0.00%
Brown Brothers Harriman & Co., 0.11%, 7/01/10		- (h)	10
Denmark — 0.00%
Brown Brothers Harriman & Co., 0.05%, 7/01/10		- (h)	1
Europe — 0.0%
Brown Brothers Harriman & Co., 0.08%, 7/01/10		- (h)	6
Hong Kong — 0.0%
Citibank NA, 0.01%, 7/01/10	HKD	276	35,398
Japan — 0.0%
Citibank NA, 0.01%, 7/01/10	JPY	15,622	176,537
Norway — 0.0%
Brown Brothers Harriman & Co., 0.85%, 7/01/10		- (h)	39
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.09%, 7/01/10		- (h)	19
Total Time Deposits — 0.0%			212,207
Total Short-Term Securities
(Cost — $91,485,790) — 9.6%			91,485,790
Total Investments (Cost — $940,068,037*) — 103.6%			985,389,668
Liabilities in Excess of Other Assets — (3.6)%			(34,165,339)
Net Assets — 100.0%			$ 951,224,329

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 952,635,416
Gross unrealized appreciation	$ 127,332,542
Gross unrealized depreciation	(94,578,290)
Net unrealized appreciation	$ 32,754,252

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.

(c) Investments in companies (whereby the Fund held 5% or more of the companies’
outstanding securities) that are considered to be an affiliate, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Realized
	Purchase	Sales	Gains
Affiliate	Cost	Cost	(Losses)	Income
DiagnoCure, Inc.	—	—	—	—

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Shares/Beneficial		Shares/Beneficial
	Interest Held		Interest Held
	at June 30,	Net	at June 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	54,166,551	(10,429,718)	43,736,833	$48,174
BlackRock Liquidity
Series, LLC,
Money Market
Series	$20,080,000	$27,456,750	$47,536,750	$96,427

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities.
(h) Amount is less than $1,000.

See Notes to Financial Statements.

20 ANNUAL REPORT JUNE 30, 2010

Schedule of Investments (concluded) BlackRock Global SmallCap Fund, Inc.

•Foreign currency exchange contracts as of June 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	774,692	EUR	631,263	State Street	7/01/10	$ 2,748
				Bank &
				Trust Co.
USD	351,139	GBP	232,527	State Street	7/01/10	3,721
				Bank &
				Trust Co.
USD	809,204	NOK	5,216,027	State Street	7/01/10	7,736
				Bank &
				Trust Co.
CHF	925,375	USD	857,387	State Street	7/02/10	1,162
				Bank &
				Trust Co.
USD	320,309	AUD	375,614	State Street	7/02/10	4,208
				Bank &
				Trust Co.
USD	299,412	EUR	245,599	State Street	7/02/10	(921)
				Bank &
				Trust Co.
USD	176,216	JPY	15,621,582	Brown	7/02/10	(468)
				Brothers
				Harriman & Co.
USD	708,255	JPY	62,677,260	State Street	7/02/10	(665)
				Bank &
				Trust Co.
USD	386,916	AUD	458,610	State Street	7/06/10	1,147
				Bank &
				Trust Co.
USD	1,066,924	CAD	1,132,241	State Street	7/06/10	3,389
				Bank &
				Trust Co.
USD	1,958,129	EUR	1,598,884	State Street	7/06/10	2,889
				Bank &
				Trust Co.
USD	920,527	GBP	615,498	State Street	7/06/10	924
				Bank &
				Trust Co.
USD	35,405	HKD	275,643	Brown	7/06/10	5
				Brothers
				Harriman & Co.
USD	172,547	JPY	15,277,347	State Street	7/06/10	(260)
				Bank &
				Trust Co.
Total						$ 25,615

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in securities:
Common Stocks:
Long-Term
Investments:
Australia	—	$ 16,673,013	—	$ 16,673,013
Austria	—	8,790,548	—	8,790,548
Belgium	—	7,699,221	—	7,699,221
Bermuda	$ 5,232,489	—	—	5,232,489
Brazil	4,382,826	—	—	4,382,826
Canada	49,939,767	—	—	49,939,767
Cayman Islands	—	9,132,546	—	9,132,546
China	5,300,316	3,711,970	—	9,012,286
Denmark	—	2,495,513	—	2,495,513
Finland	—	5,579,112	—	5,579,112
France	—	10,966,933	—	10,966,933
Germany	4,426,455	43,438,813	—	47,865,268
Greece	—	1,599,660	—	1,599,660
Hong Kong	8,518,514	8,296,207	—	16,814,721
India	—	16,093,474	—	16,093,474
Ireland	8,516,988	2,552,323	—	11,069,311
Israel	6,515,244	—	—	6,515,244
Italy	—	9,436,160	—	9,436,160
Japan	—	54,374,392	—	54,374,392
Malaysia	—	3,404,549	—	3,404,549
Netherlands .	—	2,010,356	—	2,010,356
Norway	—	3,665,197	—	3,665,197
Singapore	6,791,850	9,670,192	—	16,462,042
South Africa .	—	2,991,387	—	2,991,387
South Korea .	—	8,901,633	—	8,901,633
Spain	—	5,203,481	—	5,203,481
Switzerland	4,228,848	21,771,950	—	26,000,798
Taiwan	—	6,326,305	—	6,326,305
Thailand	—	2,582,743	—	2,582,743
United Kingdom	—	72,336,999	—	72,336,999
United States	450,345,904	—	—	450,345,904
Short-Term
Securities:
Money Market
Funds	43,736,833	47,536,750	—	91,273,583
Time Deposits	—	212,207	—	212,207
Total	$ 597,936,034	$ 387,453,634	—	$ 985,389,668
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency
Exchange
Contracts	—	$ 27,929	—	$ 27,929
Liabilities:
Foreign Currency
Exchange
Contracts	—	(2,314)	—	(2,314)
Total	—	$ 25,615	—	$ 25,615

1 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets:
Balance as of June 30, 2009	$ 572,970
Accrued discounts/premiums	—
Net realized gain (loss)	173,344
Net change in unrealized appreciation/depreciation	518
Purchases	—
Sales	(746,832)
Transfers in	—
Transfers out	—
Balance as of June 30, 2010	—

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 21

Schedule of Investments June 30, 2010 BlackRock International Value Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.1%
National Australia Bank Ltd.	891,751	$ 17,241,349
Newcrest Mining Ltd.	384,084	11,206,249
Suncorp-Metway Ltd.	2,019,210	13,508,883
		41,956,481
Brazil — 2.6%
Cyrela Brazil Realty SA	439,906	4,786,567
Itau Unibanco Holdings SA — ADR	901,956	16,244,228
		21,030,795
Denmark — 1.4%
Carlsberg A/S	151,685	11,559,765
Finland — 1.3%
KCI Konecranes Oyj	414,352	10,805,651
France — 8.9%
European Aeronautic Defense and Space Co.	599,083	12,226,002
Sanofi-Aventis	185,296	11,159,903
Societe Generale SA	339,491	13,969,720
Total SA	461,537	20,602,510
Vinci SA	352,025	14,616,693
		72,574,828
Germany — 10.3%
Bayer AG	262,738	14,682,204
Bilfinger Berger AG	267,958	14,849,803
Continental AG	245,962	12,767,758
DaimlerChrysler AG	319,080	16,140,857
Deutsche Post AG	926,749	13,512,154
HeidelbergCement AG	265,161	12,531,714
		84,484,490
Hungary — 0.3%
OTP Bank Rt. (a)	135,691	2,735,850
Israel — 2.0%
Teva Pharmaceutical Industries Ltd. — ADR	311,389	16,189,114
Japan — 17.6%
Fuji Photo Film Co., Ltd.	461,900	13,348,665
Hitachi Ltd. (a)	3,230,000	11,732,350
Inpex Corp.	2,032	11,270,515
JFE Holdings, Inc.	383,200	11,855,058
Mitsubishi Heavy Industries Ltd.	4,402,000	15,185,768
Mitsui Chemicals, Inc.	3,469,000	9,694,935
Nippon Telegraph & Telephone Corp.	411,700	16,770,965
Nomura Holdings, Inc.	2,271,500	12,410,304
Seven & I Holdings Co., Ltd.	534,900	12,255,250
Sony Corp.	566,900	15,120,930
Sumitomo Corp.	1,418,600	14,167,569
		143,812,309
Mexico — 1.5%
America Movil, SA de CV — ADR	260,839	12,389,853
Netherlands — 1.6%
Koninklijke Ahold NV	1,060,255	13,115,263
Russia — 1.0%
OAO Gazprom — ADR	419,825	7,896,908
South Korea — 2.9%
KB Financial Group, Inc.	291,050	11,156,174
Samsung Electronics Co., Ltd.	19,580	12,280,855
		23,437,029
Spain — 7.4%
Banco Santander SA	1,941,647	20,360,520
Repsol YPF SA	701,122	14,148,726
Telefonica SA	1,392,951	25,804,042
		60,313,288

Common Stocks		Shares	Value
Switzerland — 9.9%
Nestle SA, Registered Shares		563,670	$ 27,179,510
Novartis AG, Registered Shares		562,382	27,254,790
Transocean Ltd. (a)		148,532	7,055,563
Zurich Financial Services AG		88,317	19,466,269
			80,956,132
Taiwan — 2.4%
Quanta Computer, Inc.	4,828,000		8,726,816
Taiwan Semiconductor Manufacturing
Co., Ltd. — ADR	1,141,999		11,145,910
			19,872,726
United Kingdom — 18.8%
Aviva Plc	3,059,266		14,216,977
BHP Billiton Plc		685,078	17,763,054
Barclays Plc	4,121,641		16,451,531
British American Tobacco Plc		657,802	20,875,856
Centrica Plc	5,122,924		22,607,545
Ladbrokes Plc	6,132,800		11,589,171
Lloyds TSB Group Plc (a)	15,994,000		12,626,727
Royal Dutch Shell Plc, Class B		881,464	21,305,583
United Business Media Ltd.	2,145,347		15,844,410
			153,280,854
Total Common Stocks — 95.0%			776,411,336
		Par
Structured Notes		(000)
India — 1.5%
Deutsche Bank AG (Axis Bank), due 8/17/17	USD	335	8,887,390
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14		909	3,289,515
Total Structured Notes — 1.5%			12,176,905
Total Long-Term Investments
(Cost — $864,374,482) — 96.5%			788,588,241
Short-Term Securities		Shares
Money Market Fund — 2.0%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (b)(c)	16,699,456		16,699,456
		Par
Time Deposits		(000)
Denmark —0.0%
Brown Brothers Harriman & Co., 0.05%, 7/01/10	DKK	105	17,283
Europe — 0.4%
Brown Brothers Harriman & Co., 0.08%, 7/01/10	EUR	2,261	2,769,847
Japan —0.1%
Brown Brothers Harriman & Co., 0.01%, 7/01/10	JPY	53,573	605,418
Total Time Deposits — 0.5%			3,392,548
Total Short-Term Securities
(Cost — $20,092,004) — 2.5%			20,092,004
Total Investments (Cost — $884,466,486*) — 99.0%			808,680,245
Other Assets Less Liabilities — 1.0%			8,560,885
Net Assets — 100.0%			$ 817,241,130

See Notes to Financial Statements.

22 ANNUAL REPORT JUNE 30, 2010

Schedule of Investments (concluded) BlackRock International Value Fund

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 890,510,868
Gross unrealized appreciation	$ 23,584,813
Gross unrealized depreciation	(105,415,436)
Net unrealized depreciation	$ (81,830,623)

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2009	Activity	2010	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	12,829,417	3,870,039	16,699,456	$ 26,652

(c) Represents the current yield as of report date.
•Foreign currency exchange contracts as of June 30, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
GBP 2,844,305		USD	4,295,484	Goldman	7/01/10	$ (45,822)
				Sachs
GBP	258	USD	389	JPMorgan	7/01/10	(4)
				Chase Co.
USD	3,551,055	EUR	2,891,741	Goldman	7/01/10	14,870
				Sachs
USD	17,297	DKK	105,103	JPMorgan	7/02/10	43
				Chase Co.
USD	3,484,974	EUR	2,857,942	Citibank, NA	7/02/10	(9,892)
USD	241,711	JPY	21,422,829	JPMorgan	7/02/10	(588)
				Chase Co.
USD	2,599,288	EUR	2,119,250	Citibank NA	7/06/10	7,703
Total						$ (33,690)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Long-Term
Investments:
Australia	—	$ 41,956,481	—	$ 41,956,481
Brazil	$ 21,030,795	—	—	21,030,795
Denmark	—	11,559,765	—	11,559,765
Finland	—	10,805,651	—	10,805,651
France	—	72,574,828	—	72,574,828
Germany	—	84,484,490	—	84,484,490
Hungary	—	2,735,850	—	2,735,850
Israel	16,189,114	—	—	16,189,114
Japan	—	143,812,309	—	143,812,309
Mexico	12,389,853	—	—	12,389,853
Netherlands .	—	13,115,263	—	13,115,263
Russia	7,896,908	—	—	7,896,908
South Korea .	—	23,437,029	—	23,437,029
Spain	—	60,313,288	—	60,313,288
Switzerland	7,055,563	73,900,569	—	80,956,132
Taiwan	11,145,910	8,726,816	—	19,872,726
United Kingdom	—	153,280,854	—	153,280,854
Structured Notes:
Long-Term
Investments:
India	—	12,176,905	—	12,176,905
Short-Term
Securities:
Money Market
Funds	16,699,456	—	—	16,699,456
Time Deposits	—	3,392,548	—	3,392,548
Total	$ 92,407,599	$ 716,272,646	—	$ 808,680,245
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency
Exchange
Contracts	—	$ 22,616	—	$ 22,616
Liabilities:
Foreign Currency
Exchange
Contracts	—	(56,306)	—	(56,306)
Total	—	$ (33,690)	—	$ (33,690)

1 Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 23

Statements of Assets and Liabilities

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
June 30, 2010	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Assets
Investments at value — unaffiliated[1,2]	$ 307,923,572	$ 135,812,183	$ 889,815,299	$ 791,980,789
Investments at value — affiliated[3]	893,336	3,159,007	95,574,369	16,699,456
Foreign currency at value[4]	—	—	26,740	232,692
Unrealized appreciation on foreign currency exchange contracts	34,239	—	27,929	22,616
Investments sold receivable	7,703,103	—	15,176,318	9,622,545
Dividends receivable	1,754,295	162,192	1,490,976	6,586,736
Capital shares sold receivable	75,365	117,348	3,291,295	1,895,369
Securities lending income receivable — affiliated	—	184	8,723	—
Prepaid expenses	23,947	22,030	43,283	52,555
Other assets	43	78	—	5,773
Total assets	318,407,900	139,273,022	1,005,454,932	827,098,531
Liabilities
Collateral on securities loaned at value	—	1,960,000	47,536,750	—
Unrealized depreciation on foreign currency exchange contracts	4,458	—	2,314	56,306
Capital shares redeemed payable	541,908	321,990	3,707,414	1,301,269
Investments purchased payable	—	—	1,342,191	7,015,264
Investment advisory fees payable	206,524	92,191	689,724	521,111
Distribution fees payable	62,170	23,638	349,487	205,060
Bank overdraft	34,093	—	—	—
Bank overdraft — Foreign currency at value[4]	7	—	—	—
Other affiliates payable	19,076	7,000	32,797	24,691
Officer's and Directors' fees payable	671	531	1,053	1,004
Other liabilities payable	—	—	479	—
Other accrued expenses payable	185,130	61,464	568,394	732,696
Total liabilities	1,054,037	2,466,814	54,230,603	9,857,401
Net Assets	$ 317,353,863	$ 136,806,208	$ 951,224,329	$ 817,241,130
Net Assets Consist of
Paid-in capital	$ 505,209,340	$ 184,646,894	$ 1,085,800,380	$ 1,244,393,390
Undistributed/accumulated (distributions in excess of) net investment income (loss)	5,381,987	1,071,775	(44,202)	829,634
Accumulated net realized loss	(167,638,986)	(59,767,283)	(179,791,780)	(352,000,399)
Net unrealized appreciation/depreciation	(25,598,478)	10,854,822	45,259,931	(75,981,495)
Net Assets	$ 317,353,863	$ 136,806,208	$ 951,224,329	$ 817,241,130
[1] Securities loaned at value	—	$ 1,888,950	$ 45,167,235	—
[2] Investments at cost — unaffiliated	$ 333,479,324	$ 124,957,361	$ 834,600,934	$ 867,767,030
[3] Investments at cost — affiliated	$ 893,336	$ 3,159,007	$ 105,467,103	$ 16,699,456
[4] Foreign currency at cost	$ 8	—	$ 26,801	$ 235,497

See Notes to Financial Statements.

24 ANNUAL REPORT JUNE 30, 2010

Statements of Assets and Liabilities (concluded)

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
June 30, 2010	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Net Asset Value
Institutional:
Net assets	$ 101,632,119	$ 65,786,934	$ 326,440,353	$ 403,644,660
Shares outstanding	9,765,576	7,083,890	17,814,116	23,252,513
Net asset value	$ 10.41	$ 9.29	$ 18.32	$ 17.36
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Investor A:
Net assets	$ 189,787,807	$ 58,124,641	$ 264,525,810	$ 200,266,874
Shares outstanding	18,573,023	6,331,130	14,733,275	11,626,626
Net asset value	$ 10.22	$ 9.18	$ 17.95	$ 17.22
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor B:
Net assets	$ 2,853,844	$ 1,967,486	$ 28,246,928	$ 24,943,851
Shares outstanding	339,502	238,942	1,668,336	1,488,202
Net asset value	$ 8.41	$ 8.23	$ 16.93	$ 16.76
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor C:
Net assets	$ 20,997,353	$ 10,063,481	$ 293,633,235	$ 145,995,808
Shares outstanding	2,784,394	1,272,110	17,853,824	8,860,770
Net asset value	$ 7.54	$ 7.91	$ 16.45	$ 16.48
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Class R:
Net assets	$ 2,082,740	$ 863,666	$ 38,378,003	$ 42,389,937
Shares outstanding	259,535	103,576	2,245,975	2,494,224
Net asset value	$ 8.02	$ 8.34	$ 17.09	$ 17.00
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 25

Statements of Operations

		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
Year Ended June 30, 2010	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Investment Income
Dividends — unaffiliated	$ 13,251,700	$ 3,712,711	$ 14,607,392	$ 23,630,100
Foreign taxes withheld	(1,388,337)	(16,066)	(665,064)	(2,191,291)
Interest	24	—	—	321
Dividends — affiliated	14,966	5,674	48,174	26,652
Securities lending — affiliated	—	6,677	96,427	—
Total income	11,878,353	3,708,996	14,086,929	21,465,782
Expenses
Investment advisory	3,189,825	1,678,887	8,463,290	7,502,328
Service — Investor A	610,561	160,316	685,039	588,552
Service and distribution — Investor B	45,448	34,965	385,865	322,253
Service and distribution — Investor C	275,013	118,936	3,215,360	1,734,875
Service and distribution — Class R	13,828	4,442	197,546	250,343
Transfer agent — Institutional	285,919	99,385	546,865	674,473
Transfer agent — Investor A	343,351	98,776	612,967	676,772
Transfer agent — Investor B	34,094	10,914	144,557	195,289
Transfer agent — Investor C	66,090	26,997	1,027,275	1,019,998
Transfer agent — Class R	13,256	5,321	154,944	182,167
Accounting services	190,951	99,798	340,407	344,655
Custodian	134,487	6,731	261,483	300,346
Professional	76,849	63,006	92,795	82,728
Registration	67,979	65,179	95,738	76,724
Printing	49,501	44,536	100,666	141,271
Officer and Directors	27,208	20,745	40,299	41,249
Miscellaneous	47,403	28,776	67,084	68,531
Total expenses	5,471,763	2,567,710	16,432,180	14,202,554
Less fees waived by advisor	(5,666)	(422,091)	(18,240)	(11,177)
Total expenses after fees waived	5,466,097	2,145,619	16,413,940	14,191,377
Net investment income (loss)	6,412,256	1,563,377	(2,327,011)	7,274,405
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	59,329,577	10,459,130	71,421,900	187,525,337
Payment by affiliate	111,300	—	—	—
Foreign currency transactions	664,753	—	(293,892)	(6,889,306)
	60,105,630	10,459,130	71,128,008	180,636,031
Net change in unrealized appreciation/depreciation on
Investments	(53,219,282)	8,437,011	35,524,037	(159,111,331)
Foreign currency transactions	(1,921,522)	–	(180,444)	(736,519)
	(55,140,804)	8,437,011	35,343,593	(159,847,850)
Total realized and unrealized gain	4,964,826	18,896,141	106,471,601	20,788,181
Net Increase in Net Assets Resulting from Operations	$ 11,377,082	$ 20,459,518	$ 104,144,590	$ 28,062,586

See Notes to Financial Statements.

26 ANNUAL REPORT JUNE 30, 2010

Statements of Changes in Net Assets

	BlackRock		BlackRock
	EuroFund		Focus Value Fund
	Year Ended June 30,		Year Ended June 30,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income	$ 6,412,256	$ 11,977,252	$ 1,563,377	$ 2,472,751
Net realized gain (loss)	60,105,630	(223,457,154)	10,459,130	(61,420,326)
Net change in unrealized appreciation/depreciation	(55,140,804)	(51,777,663)	8,437,011	8,232,052
Net increase (decrease) in net assets resulting from operations	11,377,082	(263,257,565)	20,459,518	(50,715,523)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(4,787,749)	(5,123,918)	(1,098,820)	(1,562,094)
Investor A	(7,712,559)	(7,939,628)	(639,493)	(898,953)
Investor B	(49,605)	(154,501)	(3,370)	(22,459)
Investor C	(929,917)	(925,942)	(54,217)	(80,625)
Class R	(96,261)	(85,252)	(4,123)	(5,274)
Net realized gain:
Institutional	—	(9,250,420)	—	—
Investor A	—	(15,311,220)	—	—
Investor B	—	(666,812)	—	—
Investor C	—	(2,424,044)	—	—
Class R	—	(184,774)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(13,576,091)	(42,066,511)	(1,800,023)	(2,569,405)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(66,918,607)	(90,120,433)	(28,753,823)	(33,089,217)
Redemption Fee
Redemption fee	3,932	3,959	—	—
Net Assets
Total decrease in net assets	(69,113,684)	(395,440,550)	(10,094,328)	(86,374,145)
Beginning of year	386,467,547	781,908,097	146,900,536	233,274,681
End of year	$ 317,353,863	$ 386,467,547	$ 136,806,208	$ 146,900,536
Undistributed net investment income	$ 5,381,987	$ 11,866,989	$ 1,071,775	$ 1,308,421

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 27

Statements of Changes in Net Assets (concluded)

	BlackRock Global		BlackRock
	SmallCap Fund, Inc.		International Value Fund
	Year Ended June 30,		Year Ended June 30,
Increase (Decrease) in Net Assets:	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (2,327,011)	$ 651,318	$ 7,274,405	$ 19,665,396
Net realized gain (loss)	71,128,008	(241,450,114)	180,636,031	(522,400,187)
Net change in unrealized appreciation/depreciation	35,343,593	(141,300,356)	(159,847,850)	(8,726,652)
Net increase (decrease) in net assets resulting from operations	104,144,590	(382,099,152)	28,062,586	(511,461,443)
Dividends and Distributions to Shareholders From
Net investment income:
Institutional	—	(677,093)	(14,158,979)	(15,053,273)
Investor A	—	(152,149)	(5,714,335)	(4,589,545)
Investor B	—	—	(359,168)	(505,351)
Investor C	—	—	(2,417,426)	(2,421,079)
Class R	—	—	(1,032,961)	(966,676)
Net realized gain:
Institutional	—	(28,424,001)	—	(8,534,436)
Investor A	—	(24,273,866)	—	(2,831,575)
Investor B	—	(6,176,424)	—	(515,717)
Investor C	—	(34,504,639)	—	(2,323,398)
Class R	—	(3,605,420)	—	(659,425)
Decrease in net assets resulting from dividends and distributions to shareholders	—	(97,813,592)	(23,682,869)	(38,400,475)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	14,413,235	(25,808,909)	(101,613,873)	(260,550,944)
Redemption Fee
Redemption fee	26,871	29,781	29,624	49,880
Proceeds from Regulatory Settlement
Proceeds from regulatory settlement	—	—	768,948	—
Net Assets
Total increase (decrease) in net assets	118,584,696	(505,691,872)	(96,435,584)	(810,362,982)
Beginning of year	832,639,633	1,338,331,505	913,676,714	1,724,039,696
End of year	$ 951,224,329	$ 832,639,633	$ 817,241,130	$ 913,676,714
Undistributed/accumulated (distributions in excess of) net investment income (loss)	$ (44,202)	$ (1,759,587)	$829,634	$ 22,483,345

See Notes to Financial Statements.

28 ANNUAL REPORT JUNE 30, 2010

Financial Highlights BlackRock EuroFund

			Institutional
			Period
			November 1,
	Year Ended June 30,		2007 to	Year Ended October 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25
Net investment income[1]	0.21	0.33	0.43	0.46	0.55	0.36
Net realized and unrealized gain (loss)	(0.05)	(6.63)	(3.61)	4.56	5.32	2.15
Net increase (decrease) from investment operations	0.16	(6.30)	(3.18)	5.02	5.87	2.51
Dividends and distributions from:
Net investment income	(0.40)	(0.40)	(0.55)	(0.72)	(0.39)	(0.22)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.40)	(1.12)	(4.34)	(2.46)	(0.39)	(0.22)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 10.41	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54
Total Investment Return[3]
Based on net asset value	0.78%[4]	(34.12)%[4]	(13.97)%[5]	24.46%	34.03%[6]	16.52%
Ratios to Average Net Assets
Total expenses	1.09%	1.11%	1.03%[7]	1.01%	0.99%	0.99%
Total expenses after fees waived	1.08%	1.11%	1.03%[7]	1.01%	0.99%	0.99%
Net investment income	1.73%	2.83%	3.23%[7]	2.01%	2.68%	2.09%
Supplemental Data
Net assets, end of period (000)	$ 101,632	$ 133,540	$ 274,010	$ 361,175	$ 330,849	$ 261,358
Portfolio turnover	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 29

Financial Highlights (continued) BlackRock EuroFund

			Investor A

			Period
			November 1,
	Year Ended June 30,		2007 to	Year Ended October 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07
Net investment income[1]	0.18	0.30	0.40	0.44	0.50	0.31
Net realized and unrealized gain (loss)	(0.05)	(6.52)	(3.56)	4.48	5.24	2.12
Net increase (decrease) from investment operations	0.13	(6.22)	(3.16)	4.92	5.74	2.43
Dividends and distributions from:
Net investment income	(0.38)	(0.37)	(0.51)	(0.67)	(0.35)	(0.17)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.38)	(1.09)	(4.30)	(2.41)	(0.35)	(0.17)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 10.22	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33
Total Investment Return[3]
Based on net asset value	0.53%[4]	(34.21)%[4]	(14.09)%[5]	24.29%	33.64%[6]	16.20%
Ratios to Average Net Assets
Total expenses	1.28%	1.30%	1.21%[7]	1.20%	1.24%	1.24%
Total expenses after fees waived	1.28%	1.30%	1.21%[7]	1.20%	1.24%	1.24%
Net investment income	1.51%	2.68%	3.07%[7]	1.92%	2.49%	1.84%
Supplemental Data
Net assets, end of period (000)	$ 189,788	$ 219,697	$ 427,206	$ 550,341	$ 453,104	$ 312,606
Portfolio turnover	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

30 ANNUAL REPORT JUNE 30, 2010

Financial Highlights (continued) BlackRock EuroFund

			Investor B

			Period
			November 1,
	Year Ended June 30,		2007 to	Year Ended October 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08
Net investment income (loss)[1]	(0.01)	0.11	0.19	0.17	0.30	0.16
Net realized and unrealized gain (loss)	(0.04)	(5.35)	(2.94)	3.86	4.54	1.84
Net increase (decrease) from investment operations	(0.05)	(5.24)	(2.75)	4.03	4.84	2.00
Dividends and distributions from:
Net investment income	(0.11)	(0.17)	(0.25)	(0.40)	(0.24)	(0.09)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.11)	(0.89)	(4.04)	(2.14)	(0.24)	(0.09)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 8.41	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99
Total Investment Return[3]
Based on net asset value	(0.85)%[4]	(34.98)%[4]	(14.61)%[5]	23.12%	32.63%[6]	15.28%
Ratios to Average Net Assets
Total expenses	2.64%	2.47%	2.10%[7]	2.12%	2.01%	2.01%
Total expenses after fees waived	2.64%	2.47%	2.10%[7]	2.12%	2.01%	2.01%
Net investment income (loss)	(0.05)%	1.11%	1.77%[7]	0.98%	1.73%	1.06%
Supplemental Data
Net assets, end of period (000)	$ 2,854	$ 5,013	$ 19,943	$ 42,829	$ 62,273	$ 103,836
Portfolio turnover	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 31

Financial Highlights (continued) BlackRock EuroFund

			Investor C

			Period
			November 1,
	Year Ended June 30,		2007 to	Year Ended October 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64
Net investment income[1]	0.06	0.15	0.22	0.21	0.29	0.15
Net realized and unrealized gain (loss)	(0.03)	(5.02)	(2.79)	3.63	4.36	1.78
Net increase (decrease) from investment operations	0.03	(4.87)	(2.57)	3.84	4.65	1.93
Dividends and distributions from:
Net investment income	(0.30)	(0.27)	(0.39)	(0.55)	(0.26)	(0.10)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.30)	(0.99)	(4.18)	(2.29)	(0.26)	(0.10)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 7.54	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47
Total Investment Return[3]
Based on net asset value	(0.36)%[4]	(34.75)%[4]	(14.57)%[5]	23.26%	32.57%[6]	15.33%
Ratios to Average Net Assets
Total expenses	2.13%	2.15%	2.01%[7]	2.00%	2.01%	2.02%
Total expenses after fees waived	2.13%	2.15%	2.01%[7]	2.00%	2.01%	2.02%
Net investment income	0.64%	1.73%	2.21%[7]	1.11%	1.71%	1.05%
Supplemental Data
Net assets, end of period (000)	$ 20,997	$ 25,504	$ 56,909	$ 79,355	$ 60,160	$ 44,881
Portfolio turnover	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

32 ANNUAL REPORT JUNE 30, 2010

Financial Highlights (concluded) BlackRock EuroFund

			Class R

			Period
			November 1,
	Year Ended June 30,		2007 to	Year Ended October 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23
Net investment income[1]	0.08	0.20	0.29	0.29	0.41	0.18
Net realized and unrealized gain (loss)	(0.02)	(5.36)	(2.97)	3.80	4.55	1.93
Net increase (decrease) from investment operations	0.06	(5.16)	(2.68)	4.09	4.96	2.11
Dividends and distributions from:
Net investment income	(0.33)	(0.33)	(0.48)	(0.65)	(0.36)	(0.20)
Net realized gain	—	(0.72)	(3.79)	(1.74)	—	—
Total dividends and distributions	(0.33)	(1.05)	(4.27)	(2.39)	(0.36)	(0.20)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]	0.00[2]
Net asset value, end of period	$ 8.02	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14
Total Investment Return[3]
Based on net asset value	(0.05)%[4]	(34.73)%[4]	(14.39)%[5]	23.60%	33.36%[6]	16.01%
Ratios to Average Net Assets
Total expenses	1.87%	2.02%	1.72%[7]	1.71%	1.49%	1.48%
Total expenses after fees waived	1.86%	2.02%	1.72%[7]	1.71%	1.49%	1.48%
Net investment income	0.87%	2.29%	2.73%[7]	1.48%	2.30%	1.10%
Supplemental Data
Net assets, end of period (000)	$ 2,083	$ 2,713	$ 3,840	$ 4,509	$ 1,948	$ 823
Portfolio turnover	161%	124%	30%	63%	76%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 33

Financial Highlights BlackRock Focus Value Fund, Inc.

			Institutional

			Period
			August 1,
	Year Ended June 30,		2007 to	Year Ended July 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27	$ 12.16
Net investment income[1]	0.11	0.15	0.13	0.17	0.12	0.07
Net realized and unrealized gain (loss)	0.99	(2.49)	(2.62)	2.15	0.99	2.04
Net increase (decrease) from investment operations	1.10	(2.34)	(2.49)	2.32	1.11	2.11
Dividends and distributions from:
Net investment income	(0.12)	(0.16)	(0.16)	(0.18)	(0.06)	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.12)	(0.16)	(2.17)	(1.69)	(0.54)	—
Net asset value, end of period	$ 9.29	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27
Total Investment Return[2]
Based on net asset value	13.16%	(21.37)%	(18.55)%[3]	16.67%	8.06%	17.35%
Ratios to Average Net Assets
Total expenses	1.31%	1.38%	1.25%[4]	1.22%	1.26%	1.26%
Total expenses after fees waived and paid indirectly	1.06%	1.13%	1.00%[4]	0.97%	1.01%	1.01%
Net investment income	1.15%	1.79%	1.14%[4]	1.10%	0.83%	0.52%
Supplemental Data
Net assets, end of period (000)	$ 65,787	$ 76,359	$ 113,990	$ 162,915	$ 158,175	$ 173,121
Portfolio turnover	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

34 ANNUAL REPORT JUNE 30, 2010

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

			Investor A

			Period
			August 1,
	Year Ended June 30,		2007 to	Year Ended July 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12	$ 12.06
Net investment income[1]	0.08	0.12	0.10	0.13	0.08	0.04
Net realized and unrealized gain (loss)	0.98	(2.45)	(2.59)	2.12	0.98	2.02
Net increase (decrease) from investment operations	1.06	(2.33)	(2.49)	2.25	1.06	2.06
Dividends and distributions from:
Net investment income	(0.10)	(0.12)	(0.12)	(0.13)	(0.02)	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.10)	(0.12)	(2.13)	(1.64)	(0.50)	—
Net asset value, end of period	$ 9.18	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12
Total Investment Return[2]
Based on net asset value	12.79%	(21.61)%	(18.77)%[3]	16.30%	7.79%	17.08%
Ratios to Average Net Assets
Total expenses	1.60%	1.69%	1.55%[4]	1.49%	1.51%	1.51%
Total expenses after fees waived and paid indirectly	1.35%	1.44%	1.30%[4]	1.24%	1.26%	1.26%
Net investment income	0.86%	1.47%	0.83%[4]	0.83%	0.58%	0.27%
Supplemental Data
Net assets, end of period (000)	$ 58,125	$ 55,243	$ 92,545	$ 134,585	$ 126,028	$ 135,696
Portfolio turnover	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 35

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

			Investor B

			Period
			August 1,
	Year Ended June 30,		2007 to	Year Ended July 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98	$ 11.17
Net investment income (loss)[1]	(0.00)[2]	0.04	0.00[3]	0.01	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.87	(2.17)	(2.33)	1.92	0.90	1.87
Net increase (decrease) from investment operations	0.87	(2.13)	(2.33)	1.93	0.87	1.81
Dividends and distributions from:
Net investment income	(0.01)	(0.03)	—	(0.00)[2]	—	—
Net realized gain	—	—	(2.00)	(1.44)	(0.48)	—
Total dividends and distributions	(0.01)	(0.03)	(2.00)	(1.44)	(0.48)	—
Net asset value, end of period	$ 8.23	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98
Total Investment Return[4]
Based on net asset value	11.76%	(22.29)%	(19.43)%[5]	15.37%	6.97%	16.20%
Ratios to Average Net Assets
Total expenses	2.52%	2.59%	2.36%[6]	2.28%	2.28%	2.28%
Total expenses after fees waived and paid indirectly	2.27%	2.34%	2.11%[6]	2.03%	2.03%	2.03%
Net investment income (loss)	(0.04)%	0.59%	0.02%[6]	0.07%	(0.21)%	(0.50)%
Supplemental Data
Net assets, end of period (000)	$ 1,967	$ 4,051	$ 9,345	$ 19,000	$ 26,537	$ 42,351
Portfolio turnover	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

36 ANNUAL REPORT JUNE 30, 2010

Financial Highlights (continued) BlackRock Focus Value Fund, Inc.

			Investor C

			Period
			August 1,
	Year Ended June 30,		2007 to	Year Ended July 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71	$ 10.94
Net investment income (loss)[1]	0.00[2]	0.05	0.01	0.01	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.85	(2.11)	(2.26)	1.90	0.87	1.83
Net increase (decrease) from investment operations	0.85	(2.06)	(2.25)	1.91	0.84	1.77
Dividends and distributions from:
Net investment income	(0.04)	(0.05)	(0.02)	(0.01)	—	—
Net realized gain	—	—	(2.01)	(1.48)	(0.48)	—
Total dividends and distributions	(0.04)	(0.05)	(2.03)	(1.49)	(0.48)	—
Net asset value, end of period	$ 7.91	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71
Total Investment Return[3]
Based on net asset value	11.91%	(22.26)%	(19.42)%[4]	15.50%	6.88%	16.18%
Ratios to Average Net Assets
Total expenses	2.43%	2.51%	2.33%[5]	2.26%	2.28%	2.29%
Total expenses after fees waived and paid indirectly	2.17%	2.26%	2.08%[5]	2.01%	2.03%	2.04%
Net investment income (loss)	0.04%	0.65%	0.05%[5]	0.06%	(0.21)%	(0.50)%
Supplemental Data
Net assets, end of period (000)	$ 10,063	$ 10,539	$ 16,687	$ 25,334	$ 23,819	$ 31,391
Portfolio turnover	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

ANNUAL REPORT JUNE 30, 2010 37

Financial Highlights (concluded) BlackRock Focus Value Fund, Inc.

			Class R

			Period
			August 1,
	Year Ended June 30,		2007 to	Year Ended July 31,
			June 30,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23	$ 11.33
Net investment income[1]	0.01	0.04	0.02	0.06	0.05	0.00[2]
Net realized and unrealized gain (loss)	0.89	(2.22)	(2.37)	1.98	0.91	1.90
Net increase (decrease) from investment operations	0.90	(2.18)	(2.35)	2.04	0.96	1.90
Dividends and distributions from:
Net investment income	(0.04)	(0.06)	(0.07)	(0.09)	(0.00)[3]	—
Net realized gain	—	—	(2.01)	(1.51)	(0.48)	—
Total dividends and distributions	(0.04)	(0.06)	(2.08)	(1.60)	(0.48)	—
Net asset value, end of period	$ 8.34	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23
Total Investment Return[4]
Based on net asset value	12.04%	(22.27)%	(19.29)%[5]	15.85%	7.56%	16.77%
Ratios to Average Net Assets
Total expenses	2.29%	2.60%	2.22%[6]	1.90%	1.76%	1.76%
Total expenses after fees waived and paid indirectly	2.04%	2.35%	1.97%[6]	1.65%	1.51%	1.51%
Net investment income	0.16%	0.55%	0.15%[6]	0.43%	0.34%	0.03%
Supplemental Data
Net assets, end of period (000)	$ 864	$ 708	$ 708	$ 741	$ 609	$ 513
Portfolio turnover	61%	112%	87%	65%	100%	72%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Amount is less than $(0.01) per share.
4 Where applicable, total investment returns include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

38 ANNUAL REPORT JUNE 30, 2010

Financial Highlights							BlackRock Global SmallCap Fund, Inc.
		Institutional						Investor A
		Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 16.17	$ 24.45	$ 29.24	$ 25.77	$ 23.62	$ 15.89	$ 24.10	$ 28.85	$ 25.50	$ 23.39
Net investment income (loss)[1]	0.06	0.11	0.12	0.11	0.08	(0.00)[2]	0.06	0.05	0.04	0.02
Net realized and unrealized gain (loss)[3]	2.09	(6.59)	(0.30)	6.37	3.79	2.06	(6.50)	(0.30)	6.29	3.75
Net increase (decrease) from
investment operations	2.15	(6.48)	(0.18)	6.48	3.87	2.06	(6.44)	(0.25)	6.33	3.77
Dividends and distributions from:
Net investment income	—	(0.04)	(0.32)	—	(0.03)	—	(0.01)	(0.25)	—	—
Net realized gain	—	(1.76)	(4.29)	(3.01)	(1.69)	—	(1.76)	(4.25)	(2.98)	(1.66)
Total dividends and distributions	—	(1.80)	(4.61)	(3.01)	(1.72)	—	(1.77)	(4.50)	(2.98)	(1.66)
Net asset value, end of year	$ 18.32	$ 16.17	$ 24.45	$ 29.24	$ 25.77	$ 17.95	$ 15.89	$ 24.10	$ 28.85	$ 25.50
Total Investment Return[4]
Based on net asset value	13.30%[5]	(27.75)%[5]	(1.08)%	28.15%	16.80%	12.96%[5]	(27.99)%[5]	(1.36)%	27.78%	16.51%
Ratios to Average Net Assets
Total expenses	1.12%	1.20%	1.12%	1.15%	1.22%	1.42%	1.50%	1.40%	1.42%	1.46%
Total expenses after fees waived	1.12%	1.20%	1.12%	1.15%	1.22%	1.42%	1.50%	1.40%	1.42%	1.46%
Net investment income	0.31%	0.65%	0.46%	0.42%	0.31%	(0.01)%	0.36%	0.19%	0.15%	0.09%
Supplemental Data
Net assets, end of year (000)	$326,440	$250,720	$399,802	$411,767	$352,779	$264,526	$226,362	$330,282	$334,022	$282,971
Portfolio turnover	73%	114%	97%	95%	96%	73%	114%	97%	95%	96%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Amount is less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

ANNUAL REPORT

JUNE 30, 2010

Financial Highlights (continued)							BlackRock Global SmallCap Fund, Inc.
		Investor B						Investor C
		Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 15.12	$ 23.13	$ 27.71	$ 24.67	$ 22.76	$ 14.68	$ 22.50	$ 27.15	$ 24.25	$ 22.40
Net investment loss[1]	(0.17)	(0.09)	(0.17)	(0.16)	(0.18)	(0.15)	(0.08)	(0.16)	(0.16)	(0.17)
Net realized and unrealized gain (loss)[2]	1.98	(6.23)	(0.27)	6.06	3.65	1.92	(6.05)	(0.28)	5.94	3.59
Net increase (decrease)
from investment operations	1.81	(6.32)	(0.44)	5.90	3.47	1.77	(6.13)	(0.44)	5.78	3.42
Dividends and distributions from:
Net investment income	—	—	—	—	—	—	—	(0.06)	—	—
Net realized gain	—	(1.69)	(4.14)	(2.86)	(1.56)	—	(1.69)	(4.15)	(2.88)	(1.57)
Total dividends and distributions	—	(1.69)	(4.14)	(2.86)	(1.56)	—	(1.69)	(4.21)	(2.88)	(1.57)
Net asset value, end of year	$ 16.93	$ 15.12	$ 23.13	$ 27.71	$ 24.67	$ 16.45	$ 14.68	$ 22.50	$ 27.15	$ 24.25
Total Investment Return[3]
Based on net asset value	11.97%[4]	(28.62)%[4]	(2.14)%	26.79%	15.60%	12.06%[4]	(28.58)%[4]	(2.19)%	26.79%	15.62%
Ratios to Average Net Assets
Total expenses	2.33%	2.37%	2.21%	2.21%	2.24%	2.27%	2.35%	2.21%	2.21%	2.25%
Total expenses after fees waived	2.33%	2.37%	2.21%	2.21%	2.24%	2.27%	2.35%	2.21%	2.21%	2.25%
Net investment loss	(0.96)%	(0.56)%	(0.68)%	(0.66)%	(0.72)%	(0.86)%	(0.51)%	(0.64)%	(0.63)%	(0.69)%
Supplemental Data
Net assets, end of year (000)	$ 28,247	$ 40,600	$ 91,693	$130,954	$142,522	$293,633	$281,387	$470,280	$518,216	$418,363
Portfolio turnover	73%	114%	97%	95%	96%	73%	114%	97%	95%	96%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

40 ANNUAL REPORT

JUNE 30, 2010

Financial Highlights (concluded)			BlackRock Global SmallCap Fund, Inc.
			Class R
			Year Ended June 30,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 15.18	$ 23.18	$ 27.94	$ 24.83	$ 22.85
Net investment loss[1]	(0.08)	(0.02)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)[2]	1.99	(6.25)	(0.30)	6.10	3.65
Net increase (decrease) from investment operations	1.91	(6.27)	(0.35)	6.06	3.62
Dividends and distributions from:
Net investment income	—	—	(0.20)	—	—
Net realized gain	—	(1.73)	(4.21)	(2.95)	(1.64)
Total dividends and distributions	—	(1.73)	(4.41)	(2.95)	(1.64)
Net asset value, end of year	$ 17.09	$ 15.18	$ 23.18	$ 27.94	$ 24.83
Total Investment Return[3]
Based on net asset value	12.58%[4]	(28.37)%[4]	(1.77)%	27.42%	16.22%
Ratios to Average Net Assets
Total expenses	1.84%	2.00%	1.81%	1.73%	1.71%
Total expenses after fees waived	1.84%	2.00%	1.81%	1.73%	1.71%
Net investment loss	(0.42)%	(0.13)%	(0.20)%	(0.15)%	(0.11)%
Supplemental Data
Net assets, end of year (000)	$ 38,378	$ 33,571	$ 46,275	$ 33,662	$ 23,568
Portfolio turnover	73%	114%	97%	95%	96%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

ANNUAL REPORT

JUNE 30, 2010

Financial Highlights							BlackRock International Value Fund
		Institutional						Investor A
		Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 17.46	$ 26.00	$ 34.48	$ 30.55	$ 26.41	$ 17.35	$ 25.89	$ 34.33	$ 30.44	$ 26.33
Net investment income[1]	0.22	0.41	0.55	0.71	0.56	0.15	0.36	0.46	0.62	0.49
Net realized and unrealized gain (loss)[2]	0.21	(8.32)	(4.30)	6.10	6.19	0.19	(8.30)	(4.28)	6.08	6.16
Net increase (decrease)
from investment operations	0.43	(7.91)	(3.75)	6.81	6.75	0.34	(7.94)	(3.82)	6.70	6.65
Dividends and distributions from:
Net investment income	(0.55)	(0.40)	(0.68)	(0.90)	(0.62)	(0.49)	(0.37)	(0.59)	(0.83)	(0.55)
Net realized gain	—	(0.23)	(4.05)	(1.98)	(1.99)	—	(0.23)	(4.03)	(1.98)	(1.99)
Total dividends and distributions	(0.55)	(0.63)	(4.73)	(2.88)	(2.61)	(0.49)	(0.60)	(4.62)	(2.81)	(2.54)
Proceeds from regulatory settlement	0.02	—	—	—	—	0.02	—	—	—	—
Net asset value, end of year	$ 17.36	$ 17.46	$ 26.00	$ 34.48	$ 30.55	$ 17.22	$ 17.35	$ 25.89	$ 34.33	$ 30.44
Total Investment Return[3]
Based on net asset value	2.08%[4,5] (30.81)%[5]		(12.23)%	24.20%	27.18%[6]	1.62%[4,5] (31.06)%[5] (12.47)%			23.84%	26.84%[6]
Ratios to Average Net Assets
Total expenses	0.99%	1.08%	1.04%	1.01%	1.02%	1.39%	1.43%	1.34%	1.30%	1.27%
Total expenses after fees waived	0.99%	1.08%	1.04%	1.01%	1.02%	1.39%	1.43%	1.34%	1.30%	1.27%
Net investment income	1.15%	2.24%	1.86%	2.27%	1.97%	0.76%	2.04%	1.55%	1.98%	1.75%
Supplemental Data
Net assets, end of year (000)	$403,645	$462,171 $1,007,433 $1,253,724			$961,207	$200,267	$215,337	$320,764	$390,547	$320,926
Portfolio turnover	155%	187%	122%	65%	81%	155%	187%	122%	65%	81%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.97% for Institutional Shares and 1.51% for Investor A Shares.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Institutional Shares by 0.21% and Investor A Shares by 0.17%.

See Notes to Financial Statements.

42 ANNUAL REPORT

JUNE 30, 2010

Financial Highlights (continued)							BlackRock International Value Fund
			Investor B					Investor C
		Year Ended June 30,					Year Ended June 30,
	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 16.84	$ 25.28	$ 33.60	$ 29.88	$ 25.94	$ 16.60 $	24.94	$ 33.24	$ 29.59	$ 25.72
Net investment income (loss)[1]	(0.06)	0.13	0.14	0.34	0.26	(0.05)	0.14	0.16	0.35	0.28
Net realized and unrealized gain (loss)[2]	0.17	(8.12)	(4.16)	5.96	6.07	0.18	(8.01)	(4.13)	5.90	5.99
Net increase (decrease)
from investment operations	0.11	(7.99)	(4.02)	6.30	6.33	0.13	(7.87)	(3.97)	6.25	6.27
Dividends and distributions from:
Net investment income	(0.21)	(0.22)	(0.43)	(0.60)	(0.40)	(0.27)	(0.24)	(0.45)	(0.62)	(0.41)
Net realized gain	—	(0.23)	(3.87)	(1.98)	(1.99)	—	(0.23)	(3.88)	(1.98)	(1.99)
Total dividends and distributions	(0.21)	(0.45)	(4.30)	(2.58)	(2.39)	(0.27)	(0.47)	(4.33)	(2.60)	(2.40)
Proceeds from regulatory settlement	0.02	—	—	—	—	0.02	—	—	—	—
Net asset value, end of year	$ 16.76	$ 16.84	$ 25.28	$ 33.60	$ 29.88	$ 16.48	$ 16.60	$ 24.94	$ 33.24	$ 29.59
Total Investment Return[3]
Based on net asset value	0.59%[4,5] (31.91)%[5]		(13.31)%	22.78%	25.84%[6]	0.63%[4,5] (31.89)%[5] (13.32)%			22.82%	25.86%[6]
Ratios to Average Net Assets
Total expenses	2.46%	2.61%	2.30%	2.15%	2.06%	2.44%	2.60%	2.31%	2.15%	2.06%
Total expenses after fees waived	2.46%	2.61%	2.30%	2.15%	2.06%	2.44%	2.60%	2.31%	2.15%	2.06%
Net investment income (loss)	(0.34)%	0.74%	0.47%	1.11%	0.95%	(0.28)%	0.83%	0.55%	1.15%	1.01%
Supplemental Data
Net assets, end of year (000)	$ 24,944	$ 31,261	$ 61,007	$ 90,447	$ 79,165	$145,996 $159,516		$262,573	$332,940	$244,931
Portfolio turnover	155%	187%	122%	65%	81%	155%	187%	122%	65%	81%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
[4]	Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds, the total return would have been 0.47% for Investor B Shares and 0.50% for Investor C Shares.
[5]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6]	A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return of the Fund’s Investor B Shares by 0.21% and Investor C Shares by 0.17%.

See Notes to Financial Statements.

ANNUAL REPORT

JUNE 30, 2010

Financial Highlights (concluded)			BlackRock International Value Fund
			Class R
			Year Ended June 30,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 17.11	$ 25.61	$ 34.06	$ 30.24	$ 26.19
Net investment income[1]	0.09	0.28	0.39	0.55	0.50
Net realized and unrealized gain (loss)[2]	0.19[3]	(8.22)	(4.27)	6.02	6.04
Net increase (decrease) from investment operations	0.28	(7.94)	(3.88)	6.57	6.54
Dividends and distributions from:
Net investment income	(0.41)	(0.33)	(0.57)	(0.77)	(0.50)
Net realized gain	—	(0.23)	(4.00)	(1.98)	(1.99)
Total dividends and distributions	(0.41)	(0.56)	(4.57)	(2.75)	(2.49)
Proceeds from regulatory settlement	0.02	—	—	—	—
Net asset value, end of year	$ 17.00	$ 17.11	$ 25.61	$ 34.06	$ 30.24
Total Investment Return[4]
Based on net asset value	1.35%[5,6]	(31.36)%[6]	(12.76)%	23.53%	26.52%[7]
Ratios to Average Net Assets
Total expenses	1.72%	1.86%	1.65%	1.57%	1.52%
Total expenses after fees waived	1.72%	1.86%	1.65%	1.57%	1.52%
Net investment income	0.45%	1.58%	1.35%	1.78%	1.76%
Supplemental Data
Net assets, end of year (000)	$ 42,390	$ 45,391	$ 72,262	$ 60,258	$ 36,048
Portfolio turnover	155%	187%	122%	65%	81%

[1]	Based on average shares outstanding.
[2]	Includes a redemption fee, which is less than $0.01 per share.
[3]	Includes litigation proceeds, which are less than $0.01 per share.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Includes proceeds received from a settlement of litigation which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.23%.
[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[7]	A portion of total investment return consists of payments by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.16%.

44 ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock EuroFund (“EuroFund”), BlackRock Focus Value Fund, Inc.
(“Focus Value”), BlackRock Global SmallCap Fund, Inc. (“Global
SmallCap”) and BlackRock International Value Fund (“International Value”),
a series of BlackRock International Value Trust (the “Trust”) (collectively the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The EuroFund and the Trust are organized as
Massachusetts business trusts. Focus Value and Global SmallCap are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Trustees and the Boards of Directors of the
Funds are referred to throughout this report as the “Board of Directors” or the “Board”. Each Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and
Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B
Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expendi-
tures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments and derivatives at market value using independent dealers or pricing services selected under the supervision of the Board of Directors (the “Board”).
Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day.
Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Certain Funds value their investments in BlackRock Liquidity Series, LLC
Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money
Market Series is not registered under the 1940 Act, its investments will fol-
low the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission
(“SEC”) under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Funds’ books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against for-
eign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Funds either deliver collat-
eral or segregate assets in connection with certain investments (e.g., for-
eign currency exchange contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or other liquid securities hav-
ing a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subse-
quently recorded when the Funds have determined the ex-dividend date.
Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization of premium and accretion of discount on debt secu-
rities, is recognized on the accrual basis. Income and realized and unreal-
ized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2010 for Global SmallCap and International
Value and the periods ended July 31, 2007, June 30, 2008, June 30,
2009 and June 30, 2010 for Focus Value and the periods ended October
31, 2007, June 30, 2008, June 30, 2009, and June 30, 2010 for
EuroFund. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the juris-
diction. There are no uncertain tax positions that require recognition of a tax liability.

Proceeds from Regulatory Settlement: During the year ended June 30,
2010, as a result of a settlement of an administrative proceeding brought by the SEC against an unaffiliated third party relating to market timing and/or late trading of mutual funds, International Value received $768,948, which represented International Value’s portion of the proceeds from the settlement. The proceeds received by International Value were recorded as an increase to paid-in capital.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master
Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counter-
parties is generally based upon minimum transfer amounts of up to
$500,000. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

46 ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)

Certain ISDA Master Agreements allow counterparties of OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign curren-
cies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the cur-
rency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the
Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a for-
eign currency contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010

Asset Derivatives

	Statements of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$34,239	$27,929	$22,616
Liability Derivatives

	Statements of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$ 4,458	$ 2,314	$56,306

The Effect of Derivative Instruments on the Statements of Operations
Year Ended June 30, 2010

Net Realized Gain (Loss) from

Global
SmallCap International
	EuroFund	Fund	Value Fund
Foreign currency
transactions	$ (116,740)	$ 90,484 $(5,172,896)
Net Change in Unrealized Appreciation/Depreciation on

Global
SmallCap International
	EuroFund	Fund	Value Fund
Foreign currency
transactions	$(1,679,282)	$ 21,292 $	(416,133)

For the year ended June 30, 2010, the average quarterly balance of out-
standing derivative financial instruments were as follows:

		Global
		SmallCap	International
	EuroFund	Fund	Value Fund
Foreign currency exchange contracts:
Average number of
contracts purchased	4	13	6
Average number of
contracts sold	2	7	2
Average US dollar amount	$ 43,600,924	$ 5,794,874	$ 54,121,738
Average US dollar amount	$ 41,585,293	$ 2,768,552	$ 62,312,814

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund pays the Manager a monthly fee at the annual rates set forth below, of each Fund’s average daily net assets.

EuroFund	0.75%
Focus Value	1.00%
Global SmallCap	0.85%
International Value
Portfolio of Average Daily Value of Net Assets	Rate
Not exceeding $2 billion	0.75%
In excess of $2 billion, but not exceeding $4 billion	0.70%
In excess of $4 billion	0.65%

The Manager contractually agreed to waive 0.25% of Focus Value’s investment advisory fees until November 1, 2010. The contractual waiver may be terminated upon 90 day’s notice by a majority of the non-inter-
ested directors of the Fund or by a vote of a majority of the outstanding voting securites of the Fund. For the year ended June 30, 2010, the
Manager waived $419,722, which is included in fees waived by advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the
Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as, or included in, fees waived by advisor in the Statements of Operations.

EuroFund	$ 5,666
Focus Value	$ 2,369
Global SmallCap	$ 18,240
International Value	$ 11,177

ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)

The Manager reimbursed EuroFund $111,300 for net losses associated with certain investment transactions executed in December 2009.

The Manager, on behalf of EuroFund, entered into a sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”) and BlackRock
International Ltd., both affiliates of the Manager. The Manager pays each sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Manager, on behalf of Focus Value and Global SmallCap, entered into a sub-advisory agreement with BIM. The Manager pays the sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, on behalf of International Value, entered into a sub-advisory agreement with BlackRock International Ltd., an affiliate of the Manager.
The Manager pays the sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the year ended June 30, 2010, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement
EuroFund	$ 8,528
Focus Value	$ 3,313
Global SmallCap	$ 19,382
International Value	$ 19,931

The Funds received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the
Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.
The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended June 30, 2010, BIM received securities lending agent fees as follows:

Focus Value	$ 1,956
Global SmallCap	$ 23,913

The Funds entered into a Distribution Agreement and Distribution Plan with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940
Act, each Fund pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of Funds, as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to
Investor A, Investor B, Investor C and Class R shareholders.

For the year ended June 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor
A Shares as follows:

Investor A
EuroFund	$ 2,075
Focus Value	$ 1,793
Global SmallCap	$ 33,719
International Value	$ 9,607

For the year ended June 30, 2010, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares.
	Investor B	Investor C
EuroFund	$ 6,085	$ 1,892
Focus Value	$ 3,199	$ 480
Global SmallCap	$34,858	$23,913
International Value	$14,492	$ 7,107

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers as follows:

Investor A
EuroFund	$ 104
Global SmallCap	$ 647
International Value	$ 508

PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”), an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Effective July 1, 2010, PNCGIS was sold to The Bank of New York Mellon Corporation and is no longer consid-
ered an affiliate of the Administrator. At the close of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc. Transfer agency fees borne by the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administra-
tive services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended June 30, 2010, the following Funds paid the following in return for these services which is included in transfer agent — class specific in the Statements of Operations:

Global SmallCap	$ 310
International Value	$ 63

48 ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the year ended June 30, 2010, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

		Focus	Global	International
	EuroFund	Value	SmallCap	Value
Institutional	$4,062	$1,396	$2,571	$6,150
Investor A	$5,426	$1,490	$7,159	$3,621
Investor B	$ 423	$ 145	$1,259	$ 669
Investor C	$ 745	$ 343	$7,580	$3,098
Class R	$ 33	$ 10	$ 437	$ 455

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburses the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales, excluding short-term securities for the year ended
June 30, 2010, were as follows:

	Purchases	Sales
EuroFund	$ 645,415,955	$ 719,497,490
Focus Value	$ 99,248,755	$ 126,742,162
Global SmallCap	$ 707,380,203	$ 694,300,707
International Value	$1,479,308,576	$1,608,613,538
5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. The Fund paid its pro rata share of 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of
October 31, 2009, a commitment fee of 0.10% per annum based on each
Fund’s pro rata share of the unused portion of the credit agreement, which included in miscellaneous in the Statement of Operations and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the year ended June 30, 2010.

6. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax report-
ing. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of June 30,2010 attributable to the classification of settlement proceeds, foreign currency transactions, the sale of stock of passive foreign investment companies, and the expiration of capital loss carryforwards were reclassified to the following accounts:

				Global	International
			EuroFund	SmallCap	Value
Paid-in capital			—	$ (44,593)	$ (11,705,335)
Undistributed/accumulated (distributions in excess of) net investment income (loss)			$ 678,833	4,042,396	(5,245,247)
Accumulated net realized loss			(678,833)	(3,997,803)	16,950,582
The tax character of distributions paid during fiscal year ended June 30, 2010 and fiscal year ended June 30, 2009 was as follows:
				Global	International
		EuroFund	Focus Value	SmallCap	Value
Ordinary income	6/30/2010	$ 13,576,091	$ 1,800,023	—	$ 23,682,869
	6/30/2009	14,229,241	2,569,405	$ 2,933,937	23,535,982
Long-term capital gains	6/30/2009	$ 27,837,270	—	$ 94,879,655	$ 14,864,493
Total	6/30/2010	$ 13,576,091	$ 1,800,023	—	$ 23,682,869
	6/30/2009	$ 42,066,511	$ 2,569,405	$ 97,813,592	$ 38,400,475
As of June 30, 2010, the tax components of accumulated net losses were as follows:
				Global	International
		EuroFund	Focus Value	SmallCap	Value
Undistributed ordinary income		$ 5,411,749	$ 1,071,008	$ 4,773,270	$ 795,900
Capital loss carryforwards		(153,789,236)	(57,767,123)	(172,003,492)	(345,956,017)
Net unrealized gains (losses)*		(39,477,990)	8,855,429	32,654,171	(81,992,143)
Total		$(187,855,477)	$(47,840,686)	$(134,576,051)	$(427,152,260)

* The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the deferral of post-October capital losses for tax purposes, the timing and recognition of partnership income, the realization for tax purposes of unrealized gain on investments in passive foreign investment companies and the classification of investments.

ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)

As of June 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

			Global	International
Expires June 30,	EuroFund	Focus Value	SmallCap	Value
2017	$ 67,839,175	$ 14,541,173	$ 45,917,435	$ 226,455,864
2018	85,950,061	43,225,950	126,086,057	119,500,153
Total	$ 153,789,236	$ 57,767,123	$ 172,003,492	$ 345,956,017

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Fund.

EuroFund, Global SmallCap and International Value

The Funds invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Funds concen-
trate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedules of
Investments for concentrations in specific countries.

As of June 30, 2010, the Funds had the following industry classifications as a percent of long-term investments:

		Global International
Industry	EuroFund SmallCap		Value
Software	—	6%	—
Semiconductors & Semiconductor Equipment	—	6	—
Pharmaceuticals	10%	—	9%
Commercial Banks	17	—	14
Oil, Gas & Consumable Fuels	10	—	10
Diversified Telecommunication Services	6	—	5
Construction & Engineering	5	—	—
Food Products	5	—	—
Metals & Mining	5	5	5
Machinery	—	6	—
Other*	42	77	57

* All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:

		Year Ended June 30,
	2010		2009
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	864,251	$ 10,721,971	1,460,138	$ 16,161,353
Shares issued to shareholders in reinvestment of dividends and distributions	314,699	4,091,816	1,293,422	12,259,844
Total issued	1,178,950	14,813,787	2,753,560	28,421,197
Shares redeemed	(3,950,409)	(45,897,216)	(5,379,100)	(64,289,598)
Net decrease	(2,771,459)	$(31,083,429)	(2,625,540)	$(35,868,401)
Investor A
Shares sold and automatic conversion of shares	1,230,158	$ 15,151,813	1,197,790	$ 13,360,632
Shares issued to shareholders in reinvestment of dividends and distributions	502,630	6,424,367	2,088,623	19,462,176
Total issued	1,732,788	21,576,180	3,286,413	32,822,808
Shares redeemed	(4,149,446)	(50,094,831)	(6,326,059)	(70,869,488)
Net decrease	(2,416,658)	$(28,518,651)	(3,039,646)	$(38,046,680)

50 ANNUAL REPORT JUNE 30, 2010

Notes to Financial Statements (continued)
		Year Ended June 30,
	2010		2009
EuroFund (continued)	Shares	Amount	Shares	Amount
Investor B
Shares sold	39,404	$ 398,064	82,038	$ 755,014
Shares issued to shareholders in reinvestment of dividends and distributions	3,894	41,240	94,383	724,752
Total issued	43,298	439,304	176,421	1,479,766
Shares redeemed and automatic conversion of shares	(289,078)	(2,927,261)	(947,583)	(9,096,353)
Net decrease	(245,780)	$ (2,487,957)	(771,162)	$ (7,616,587)
Investor C
Shares sold	282,943	$ 2,546,749	216,658	$ 1,873,508
Shares issued to shareholders in reinvestment of dividends and distributions	87,606	829,683	432,215	3,021,002
Total issued	370,549	3,376,432	648,873	4,894,510
Shares redeemed	(852,938)	(7,554,574)	(1,543,650)	(13,823,844)
Net decrease	(482,389)	$ (4,178,142)	(894,777)	$ (8,929,334)
Class R
Shares sold	122,331	$ 1,186,904	169,661	$ 1,453,868
Shares issued to shareholders in reinvestment of dividends and distributions	9,535	96,018	36,290	269,269
Total issued	131,866	1,282,922	205,951	1,723,137
Shares redeemed	(199,381)	(1,933,350)	(143,682)	(1,382,568)
Net increase (decrease)	(67,515)	$ (650,428)	62,269	$ 340,569
Focus Value
Institutional
Shares sold	573,048	$ 5,573,629	566,599	$ 4,647,742
Shares issued to shareholders in reinvestment of dividends	98,151	966,840	199,496	1,383,010
Total issued	671,199	6,540,469	766,095	6,030,752
Shares redeemed	(2,778,849)	(26,874,826)	(2,123,841)	(17,029,977)
Net decrease	(2,107,650)	$(20,334,357)	(1,357,746)	$(10,999,225)
Investor A
Shares sold and automatic conversion of shares	647,308	$ 6,326,110	724,912	$ 5,818,854
Shares issued to shareholders in reinvestment of dividends	58,383	569,259	118,787	813,292
Total issued	705,691	6,895,369	843,699	6,632,146
Shares redeemed	(1,096,909)	(10,759,700)	(2,797,520)	(23,449,242)
Net decrease	(391,218)	$(3,864,331)	(1,953,821)	$(16,817,096)
Investor B
Shares sold	17,245	$ 146,385	47,233	$ 336,478
Shares issued to shareholders in reinvestment of dividends	319	2,800	3,135	18,519
Total issued	17,564	149,185	50,368	354,997
Shares redeemed and automatic conversion of shares	(328,306)	(2,902,015)	(480,808)	(3,501,802)
Net decrease	(310,742)	$ (2,752,830)	(430,440)	$ (3,146,805)
Investor C
Shares sold	226,077	$ 1,876,927	176,248	$ 1,235,902
Shares issued to shareholders in reinvestment of dividends	5,501	46,430	12,076	70,342
Total issued	231,578	1,923,357	188,324	1,306,244
Shares redeemed	(443,651)	(3,807,264)	(515,587)	(3,589,847)
Net decrease	(212,073)	$ (1,883,907)	(327,263)	$ (2,283,603)

ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (continued)
		Year Ended June 30,
		2010	2009
Focus Value (continued)	Shares	Amount	Shares	Amount
Class R
Shares sold	28,000	$ 248,492	49,745	$ 355,793
Shares issued to shareholders in reinvestment of dividends	463	4,122	850	5,274
Total issued	28,463	252,614	50,595	361,067
Shares redeemed	(19,565)	(171,012)	(28,734)	(203,555)
Net increase	8,898	$ 81,602	21,861	$ 157,512
Global SmallCap
Institutional
Shares sold	6,136,279	$118,722,072	4,485,041	$ 72,524,824
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,292,842	25,210,490
Total issued	6,136,279	118,722,072	5,777,883	97,735,314
Shares redeemed	(3,831,606)	(73,495,863)	(6,620,223)	(104,409,249)
Net increase (decrease)	2,304,673	$ 45,226,209	(842,340)	$ (6,673,935)
Investor A
Shares sold and automatic conversion of shares	3,978,681	$ 75,186,517	3,977,126	$ 63,620,067
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,164,477	22,369,622
Total issued	3,978,681	75,186,517	5,141,603	85,989,689
Shares redeemed	(3,493,869)	(65,870,679)	(4,598,347)	(72,698,891)
Net increase	484,812	$ 9,315,838	543,256	$ 13,290,798
Investor B
Shares sold	129,206	$ 2,273,237	298,014	$ 4,544,670
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	311,301	5,727,939
Total issued	129,206	2,273,237	609,315	10,272,609
Shares redeemed and automatic conversion of shares	(1,146,748)	(20,494,205)	(1,888,307)	(28,758,559)
Net decrease	(1,017,542)	$ (18,220,968)	(1,278,992)	$ (18,485,950)
Investor C
Shares sold	3,180,506	$ 55,171,854	3,798,162	$ 55,245,824
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	1,806,330	32,279,164
Total issued	3,180,506	55,171,854	5,604,492	87,524,988
Shares redeemed	(4,499,745)	(77,966,157)	(7,328,338)	(106,128,519)
Net decrease	(1,319,239)	$ (22,794,303)	(1,723,846)	$ (18,603,531)
Class R
Shares sold	960,385	$ 17,320,556	1,004,661	$ 15,560,191
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	195,376	3,600,783
Total issued	960,385	17,320,556	1,200,037	19,160,974
Shares redeemed	(925,449)	(16,434,097)	(985,343)	(14,497,265)
Net increase	34,936	$ 886,459	214,694	$ 4,663,709

52 ANNUAL REPORT

JUNE 30, 2010

Notes to Financial Statements (concluded)
		Year Ended June 30,
		2010	2009
International Value	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,216,370	$ 83,023,378	5,816,862	$ 95,634,573
Shares issued to shareholders in reinvestment of dividends and distributions	660,817	13,562,794	936,953	19,345,513
Total issued	4,877,187	96,586,172	6,753,815	114,980,086
Shares redeemed	(8,093,784)	(157,966,063)	(19,026,770)	(354,195,904)
Net decrease	(3,216,597)	$ (61,379,891)	(12,272,955)	$(239,215,818)
Investor A
Shares sold and automatic conversion of shares	2,013,939	$ 39,367,834	3,434,693	$ 59,848,115
Shares issued to shareholders in reinvestment of dividends and distributions	267,115	5,451,912	344,649	7,089,290
Total issued	2,281,054	44,819,746	3,779,342	66,937,405
Shares redeemed	(3,067,038)	(60,639,619)	(3,756,287)	(63,233,969)
Net increase (decrease)	(785,984)	$ (15,819,873)	23,055	$ 3,703,436
Investor B
Shares sold	415,953	$ 7,992,241	644,754	$ 10,792,856
Shares issued to shareholders in reinvestment of dividends and distributions	17,376	347,017	48,841	984,615
Total issued	433,329	8,339,258	693,595	11,777,471
Shares redeemed and automatic conversion of shares	(801,265)	(15,419,130)	(1,251,145)	(21,002,550)
Net decrease	(367,936)	$ (7,079,872)	(557,550)	$ (9,225,079)
Investor C
Shares sold	2,248,152	$ 42,381,360	3,410,251	$ 55,856,558
Shares issued to shareholders in reinvestment of dividends and distributions	116,442	2,285,844	228,224	4,534,691
Total issued	2,364,594	44,667,204	3,638,475	60,391,249
Shares redeemed	(3,112,800)	(58,867,895)	(4,559,171)	(74,845,775)
Net decrease	(748,206)	$ (14,200,691)	(920,696)	$ (14,454,526)
Class R
Shares sold	962,520	$ 18,827,640	1,348,323	$ 23,691,262
Shares issued to shareholders in reinvestment of dividends and distributions	51,204	1,032,783	79,855	1,625,856
Total issued	1,013,724	19,860,423	1,428,178	25,317,118
Shares redeemed	(1,172,605)	(22,993,969)	(1,596,470)	(26,676,075)
Net decrease	(158,881)	$ (3,133,546)	(168,292)	$ (1,358,957)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less for each Fund (except Focus Value). The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

ANNUAL REPORT

JUNE 30, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees

BlackRock EuroFund, BlackRock Focus Value Fund, Inc.

BlackRock Global SmallCap Fund, Inc. and BlackRock

International Value Fund of BlackRock International Value

Trust (collectively, the “Funds”):

We have audited the accompanying statements of assets and liabilities of
BlackRock EuroFund, BlackRock Focus Value Fund, Inc., BlackRock Global
SmallCap Fund, Inc. and BlackRock International Value Fund, one of the
funds constituting BlackRock International Value Trust, including the sched-
ules of investments, as of June 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights of BlackRock EuroFund, BlackRock Focus Value Fund, Inc., and
BlackRock Global SmallCap Fund, Inc. for the respective periods presented and the financial highlights for BlackRock International Value Fund for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of
BlackRock International Value Fund for the period ended June 30, 2006 were audited by other auditors whose report, dated August 9, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signifi-
cant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
BlackRock EuroFund, BlackRock Focus Value Fund, Inc., BlackRock Global
SmallCap Fund, Inc., and BlackRock International Value Fund of BlackRock
International Value Trust as of June 30, 2010, the results of their opera-
tions for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights of
BlackRock EuroFund, BlackRock Focus Value Fund, Inc., and BlackRock
Global SmallCap Fund, Inc. for the respective periods presented and the financial highlights for BlackRock International Value Fund for each of the four years in the period then ended in conformity with accounting princi-
ples generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 26, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended June 30, 2010:

				International
	Payable Date	EuroFund	Focus Value	Value
Qualified Dividend Income for Individuals	12/7/2009	—†	100%	100%†
	12/15/2009	100%†	—	—††
Dividends Qualifying for the Dividend Received Deduction for Corporations	12/7/2009	—†	100%	—††
Foreign Source Income	12/15/2009	91.90%††	—	89.79%†
Foreign Taxes Paid Per Share	12/15/2009	$0.051117†	—	$0.057266††

† Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

54 ANNUAL REPORT

JUNE 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock EuroFund (the “EuroFund”), the Board
of Directors of BlackRock Focus Value Fund, Inc. (the “Focus Value Fund”),
the Board of Directors of BlackRock Global SmallCap Fund, Inc. (the
“Global SmallCap Fund”) and the Board of Trustees of BlackRock
International Value Fund (the “International Value Fund,” along with the
EuroFund, the Focus Value Fund, and the Global SmallCap Fund, each a
“Fund,” and collectively, the “Funds”), a series of BlackRock International
Value Trust (the “International Value Trust,” along with the EuroFund, the
Focus Value Fund, and the Global SmallCap Fund, each a “Trust”), (collec-
tively, the “Board,” and the members of which are referred to as “Board
Members”) met on April 13, 2010 and May 11 — 12, 2010 to consider the approval of the investment advisory agreement between each Trust (on behalf of the International Value Fund for the International Value Trust)
(collectively, the “Advisory Agreements”) and BlackRock Advisors, LLC (the
“Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory
Agreements”) between the Manager and each of (a) BlackRock Investment
Management, LLC, and (b) BlackRock International Limited (collectively, the
“Sub-Advisors”) with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory
Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, eleven of whom are not “inter-
ested persons” of any Trust as defined in the Investment Company Act of
1940, as amended (the “1940 Act”) (the “Independent Board Members”).
The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member.
The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a
Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the
Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by
Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board
Members and directors/trustees of the boards of certain other BlackRock-
managed funds, who are not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continua-
tion of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and share-

holder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a)
investment performance for one-, three- and five-year periods, as applica-
ble, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each
Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commis-
sions and execution quality of portfolio transactions; (j) BlackRock’s imple-
mentation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with simi-
lar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on
BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 13, 2010 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its delib-
erations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper,
Inc. (“Lipper”) on Fund fees and expenses, and the investment perform-
ance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the
Agreements to BlackRock and a discussion of fall-out benefits to
BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a

ANNUAL REPORT

JUNE 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 13, 2010, the Board reviewed mate-
rials relating to its consideration of the Agreements. As a result of the dis-
cussions that occurred during the April 13, 2010 meeting, the Board presented BlackRock with questions and requests for additional informa-
tion and BlackRock responded to these requests with additional written information in advance of the May 11 — 12, 2010 Board meeting.

At an in-person meeting held on May 11 — 12, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Trust (on behalf of the International Value Fund for the International Value Trust), and the
Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, each for a one-year term ending June
30, 2011. In approving the continuation of the Agreements, the Board con-
sidered: (a) the nature, extent and quality of the services provided by
BlackRock; (b) the investment performance of each Fund and BlackRock;
(c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d)
economies of scale; and (e) other factors deemed relevant by the
Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to
BlackRock and its affiliates and significant shareholders from their relation-
ship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The
Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the invest-
ment advisory services and the resulting performance of each Fund.
Throughout the year, the Board compared Fund performance to the per-
formance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior man-
agement personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each

Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to a Fund by third parties) and officers and other personnel as are necessary for the opera-
tions of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i)
preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance sup-
port; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and com-
pliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 13, 2010 meeting, the Board was provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of each Fund’s perform-
ance. The Board also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the per-
formance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the EuroFund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

56 ANNUAL REPORT

JUNE 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that the Focus Value Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the Global SmallCap Fund ranked in the third, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the International Value Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three-
and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and
Profits to be Realized by BlackRock and its Affiliates from their
Relationship with each Fund: The Board, including the Independent Board
Members, reviewed each Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared each Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s finan-
cial condition and profitability with respect to the services it provided each
Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate prof-
itability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of com-
paring profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading invest-
ment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating mar-
gins for BlackRock with respect to its registered funds are generally consis-
tent with margins earned by similarly situated publicly traded competitors.
In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-

traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each
Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by
BlackRock and its affiliates. As part of its analysis, the Board reviewed
BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the EuroFund’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the
EuroFund's Peers, in each case, before taking into account any expense reimbursements or fee waivers.

The Board noted that the Focus Value Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Focus
Value Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the
Focus Value Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee rate paid by the Focus Value
Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. Additionally, the Board noted that BlackRock has contractually agreed to waive or reimburse management fees for the Focus Value Fund.

The Board noted that the Global SmallCap Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Global
SmallCap Fund’s Peers, in each case, before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Global SmallCap Fund’s contractual advisory fee rate was reason-
able relative to the median contractual advisory fee rate paid by the Global
SmallCap Fund’s peers.

The Board noted that the International Value Fund’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the International Value Fund's Peers, in each case, before tak-
ing into account any expense reimbursements or fee waivers. The Board also noted that the International Value Fund has an advisory fee arrange-
ment that includes breakpoints that adjust the fee rate downward as the size of the International Value Fund increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be

ANNUAL REPORT

JUNE 30, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints or revised breakpoints, as applicable, in the advisory fee based upon the asset level of each Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in
BlackRock’s profile in the investment advisory community, and the engage-
ment of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency and dis-
tribution services. The Board also considered BlackRock’s overall opera-
tions and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisi-
tion of a complex of exchange-traded funds (“ETFs”) on December 1,
2009, and that BlackRock’s funds may invest in such ETFs without any off-
set against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Board received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the
Manager and each Trust (on behalf of the International Value Fund for the
International Value Trust) for a one-year term ending June 30, 2011 and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, as applicable, for a one-year term ending June
30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-impor-
tant or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors con-
sidered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and
BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ con-
clusions may be based in part on their consideration of these arrange-
ments in prior years.

58 ANNUAL REPORT

JUNE 30, 2010

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Funds	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors
Robert M. Hernandez	Chairman of the	Since	Director, Vice Chairman and Chief Financial Officer of USX	36 RICs consisting of	ACE Limited
55 East 52nd Street	Board, Director	2007	Corporation (energy and steel business) from 1991 to 2001.	97 Portfolios	(insurance company);
New York, NY 10055	and Member of				Eastman Chemical
1944	the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)
Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	36 RICs consisting of	Watson
55 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	97 Portfolios	Pharmaceutical, Inc.
New York, NY 10055	Chairman of the		Parkinson’s Research since 2000; Director, BTG International
1941	Audit Committee		Plc (a global technology commercialization company) from
	and Director		2001 to 2007.
James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	36 RICs consisting of	None
55 East 52nd Street		2002	1996 and Executive Vice President thereof from 1996 to 2003;	97 Portfolios
New York, NY 10055			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	36 RICs consisting of	None
55 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member	97 Portfolios
New York, NY 10055			of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an	36 RICs consisting of	Knology, Inc. (tele-
55 East 52nd Street		2007	investment partnership) since 1979; Managing General Partner,	97 Portfolios	communications);
New York, NY 10055			The South Atlantic Venture Funds since 1983; Member of the		Capital Southwest
1944			Investment Advisory Council of the Florida State Board of		(financial)
Administration from 2001 to 2007.
Stuart E. Eizenstat	Director	Since	Partner and Head of International Practice, Covington and	36 RICs consisting of	Alcatel-Lucent (tele-
55 East 52nd Street		2007	Burling (law firm) since 2001; International Advisory Board	97 Portfolios	communications);
New York, NY 10055			Member, The Coca Cola Company since 2002; Advisory Board		Global Specialty
1943			Member, BT Americas (telecommunications) since 2004;		Metallurgical (metal-
			Member of the Board of Directors, Chicago Climate Exchange		lurgical industry);
			(environmental) since 2006; Member of the International		UPS Corporation
			Advisory Board GML (energy) since 2003.		(delivery service)
Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	36 RICs consisting of	None
55 East 52nd Street		2005		97 Portfolios
New York, NY 10055
1957
John F. O’Brien	Director	Since	Chairman and Director, Woods Hole Oceanographic Institute	36 RICs consisting of	Cabot Corporation
55 East 52nd Street		2007	since 2009 and Trustee thereof from 2003 to 2009;Director,	97 Portfolios	(chemicals); LKQ
New York, NY 10055			Allmerica Financial Corporation from 1995 to 2003;Director,		Corporation (auto
1943			ABIOMED from 1989 to 2006; Director, Ameresco, Inc.		parts manufacturing);
			(energy solutions company) from 2006 to 2007; Vice Chairman		TJX Companies, Inc.
			and Director, Boston Lyric Opera from 2002 to 2007.		(retailer)
Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law	36 RICs consisting of	None
40 East 52nd Street		2002	firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail)	97 Portfolios
New York, NY 10022			since 2000; Director of ECMC Group (service provider to
1942			students, schools and lenders) since 2001; President, The
American Law Institute, (non-profit) since 2008; President,
American Bar Association from 1995 to 1996.

ANNUAL REPORT

JUNE 30, 2010

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Funds	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1] (concluded)
David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Director,	36 RICs consisting of	None
55 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources	97 Portfolios
New York, NY 10055			at the University of Wyoming from 2006 to 2008; Trustee,
1941			University of Wyoming Foundation since 2008; Director, The
American Museum of Fly Fishing since 1997; Director, The
National Audubon Society from 1998 to 2005.
Richard R. West	Director	Since	Dean Emeritus, New York University’s Leonard N. Stern School	36 RICs consisting of	Bowne & Co., Inc.
55 East 52nd Street	and Member	1986	of Business Administration since 1995.	97 Portfolios	(financial printers);
New York, NY 10055	of the Audit				Vornado Realty Trust
1938	Committee				(real estate company);
Alexander’s Inc. (real
estate company)
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Date shown is the earliest date a person has served as a director for any of the Funds covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining a Fund’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995;
Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004;
Roberta Cooper Ramo, 2000; David H. Walsh, 2003; Fred G. Weiss, 1998; and Richard R. West, 1978.
Interested Trustees[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from	291 Portfolios
New York, NY 10055			2000 to 2005; Chairman of the Board of Trustees, State Street
1945			Research Mutual Funds from 2000 to 2005.
Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	36 RICs consisting of	None
55 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	97 Portfolios
New York, NY 10055			since 1988 and Chairman of the Executive and Management
1952			Committees; Formerly Managing Director, The First Boston Corp-
oration, Member of its Management Committee, Co-head of its
Taxable Fixed Income Division and Head of its Mortgage and Real
Estate Products Group; Chairman of the Board of several of
BlackRock’s alternative investment vehicles; Director of several of
BlackRock’s offshore funds; Member of the Board of Trustees of
New York University, Chair of the Financial Affairs Committee and
a member of the Executive Committee, the Ad Hoc Committee on
Board Governance, and the Committee on Trustees; Co-Chairman
of the NYU Hospitals Center Board of Trustees, Chairman of the
Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	169 RICs consisting of	None
55 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Chief	291 Portfolios
New York, NY 10055			Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of
certain closed-end funds in the BlackRock fund complex from
1989 to 2006.

3 Messrs. Davis and Fink are both “interested persons,” as defined in the Investment Company Act of 1940, of the Funds based on their positions with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

60 ANNUAL REPORT

JUNE 30, 2010

Officers and Directors (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	President	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	and Chief	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock's U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General
55 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965

1 Officers of the Funds serve at the pleasure of the Board.
2 Ms. Ackerley has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Series’ Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor	Custodian	Accounting Agent	Legal Counsel	Address of the Funds
BlackRock Advisors, LLC	Brown Brothers	State Street Bank	Willkie Farr & Gallagher LLP	100 Bellevue Parkway
Wilmington, DE 19809	Harriman & Co.[5]	and Trust Company	New York, NY 10019	Wilmington, DE 19809
	Boston, MA 02101	Princeton, NJ 08540
Sub-Advisor			Independent Registered
BlackRock Investment	JPMorgan Chase	Distributor	Public Accounting Firm
Management, LLC[3]	Bank, N.A.[6]
		BlackRock Investments, LLC	Deloitte & Touche LLP
Plainsboro, NJ 08536	Brooklyn, NY 11245	New York, NY 10022	Princeton, NJ 08540
BlackRock International	Transfer Agent
Limited[4]	BNY Mellon Investment
Edinburgh, EH3 8JB,	Servicing (US) Inc.
United Kingdom	Wilmington, DE 19809

[3]	For all Funds except International Value.
[4]	For EuroFund and International Value.
[5]	For all Funds except Focus Value.
[6]	For Focus Value.

ANNUAL REPORT

JUNE 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be com-

bined with those for other members of your household, please contact the
Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

62 ANNUAL REPORT

JUNE 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Capital Appreciation Fund	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Floating Rate Income Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2010	2035	Retirement	2040
Moderate Prepared Portfolio	2015	2040	2020	2045
Growth Prepared Portfolio	2020	2045	2025	2050
Aggressive Growth Prepared Portfolio	2025	2050	2030	2055
	2030		2035

*	See the prospectus for information on specific limitations on investments in the fund.
†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at

www.	blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

ANNUAL REPORT

JUNE 30, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’
current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquid-
ity and the possibility of substantial volatility due to adverse political, economic or other developments.

GO
PAPERLESS

It’s Fast,Convenient, & Timely!
To sign up today, go to www.blackrock.com/edelivery.

#EFGSCIV-6/10

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable
(the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section
11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Global	$35,700	$35,700	$0	$0	$6,100	$15,883	$192	$1,028
SmallCap Fund, Inc.

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the
Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-
approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Global SmallCap	$17,069	$419,411
Fund, Inc.

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.
11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto
12(a)(1) – Code of Ethics – See Item 2
12(a)(2) – Certifications – Attached hereto
12(a)(3) – Not Applicable
12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2010